Registration Nos. 333-187762
811-21438

SECURITIES AND EXCHANGE COMMISSION
100 F Street, N.E.
Room 1680
WASHINGTON, D.C. 20549
202-551-5850

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
POST-EFFECTIVE AMENDMENT NO. 18
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
(Check appropriate box or boxes)
Amendment No. 135

THE GUARDIAN SEPARATE ACCOUNT R
(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
(Name of Depositor)

10 Hudson Yards, New York, New York 10001
(Address of Principal Executive Offices)
Depositor’s Telephone Number: (212) 598-8714
Patrick D. Ivkovich, Senior Counsel
The Guardian Insurance & Annuity Company, Inc.
10 Hudson Yards
New York, New York 10001
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of
Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act).

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-187762
May 1, 2026
THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYSM (B SHARE)
THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract.
The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). The contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. The contract will also pay a death benefit if the Owner or, if applicable, the Death Benefit Covered Person, dies before Annuity Payments begin.
The capitalized terms found throughout the prospectus can be found in the section entitled SPECIAL TERMS USED IN THIS PROSPECTUS.
Any guarantees under the contract or death benefit riders that exceed the value of your interest in the Separate Account are paid from our general account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
The minimum initial premium payment is $10,000 ($5,000 if your contract is issued in connection with an individual retirement account, certain pension plans, and other tax qualified arrangements). Your premiums may be invested in up to 25 of the available Variable Investment Options.
The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which the contract is sold. See Distribution of Contract – Broker-Dealer Contract Variations.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the contract, you may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Accumulation value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

i

Legal Proceedings	61
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	A-1
This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

ii

SPECIAL TERMS USED IN THIS PROSPECTUS
Accumulation Period: The period between the issue date of the contract and the Annuity Commencement Date.
Accumulation Unit: A unit of measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before Annuity Payments begin.
Accumulation Value: The sum of the values attributable to the variable investment options.
Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.
Annuity Commencement Date: The date on which annuity payments under the Basic Contract begin.
Annuity Payments: Periodic payments made by GIAC to the contract owner at monthly or other periodic intervals after the Annuity Commencement Date.
Basic Contract: The contract, excluding any optional benefit riders or endorsements.
Beneficiary: The person(s) designated to receive any benefits under a contract upon the death of an owner or on the death of the Annuitant if there is a non-natural owner.
Chargeable Premium: Each Net Premium that is subject to a surrender charge, less the amount of any withdrawal attributable to that premium on which we assessed a surrender charge. Premiums within the Contract still subject to surrender charges.
Contract Anniversary: The annual anniversary measured from the issue date of the contract.
Contingent Annuitant: A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural Owner.
Contingent Beneficiary: The person(s) designated to receive any benefits under a contract upon an owner’s death should there be no surviving Owner and all primary Beneficiaries predecease such Owner.
Customer Service Office: Contact Center For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-800-830-4147.
Death Benefit Covered Person (California Only): The person shown on the contract data pages on whom a death benefit is payable under the contract in the event of that person’s death prior to the Annuity Commencement Date. This person cannot be changed except in accordance with the spousal continuation provision.
Due Proof of Death in Good Order: A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit for at least one Beneficiary.
Funds: The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.
Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Mailing Address, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a Valuation Date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s Accumulation Unit values.

Mailing Address:
For private express mail with tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
6716 Grade Ln., Building 9, Suite 910
Louisville, KY 40213.
For standard mail delivery without tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
P.O. Box 14293
Louisville, KY 40512-4293.
Monthly contract anniversary: The same date of each calendar month as the issue date of the basic contract, or the last day of a calendar month, if earlier.
Net Premium: A premium paid by the owner to us in accordance with the provisions of the contract, less premium taxes that we may deduct from a premium, if any.
Owner (Contract Owner): You (or your); the person(s) or entity designated as the owner in the contract.
Valuation Date: A date on which Accumulation Unit values are determined. Accumulation Unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.
Valuation Period: The time period from the determination of one Accumulation Unit and Annuity Unit value to the next.
Variable Investment Options: The Funds underlying the contract are the Variable Investment Options – as distinguished from the fixed-rate option – available for allocations of Net Premium payments and allocation values.

OVERVIEW OF THE CONTRACT
Purpose. The contract is a variable annuity contract. It allows you to accumulate tax-deferred savings in our Variable Investment Options and the fixed-rate option. The contract is intended for retirement savings or other long-term investment purposes. The contract has various optional features and benefits that may be appropriate for you based on your financial situation and objectives. The contract also offers certain death benefit features, which can be used to transfer assets to your beneficiaries. The contract is not intended for people who may need to make early or frequent withdrawals, and may not be appropriate for you if you do not have a long-term investment horizon. The contract is no longer available for new sales.
Phases of the Contract. The contract has two phases, the Accumulation Period and the annuity period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. This contract allows you to allocate your Net Premium payments and Accumulation Value to Variable Investment Options, each of which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and the fixed-rate option, which guarantees a fixed rate of interest. Additional information about each investment option is provided in Appendix A: Investment Options Available Under the Contract to this Prospectus.
On an agreed date, you will start receiving regular payments based on the Accumulation Value of your contract. This is the annuity period. The amount of the Annuity Payments will depend on earnings during the Accumulation Period, and afterward if you select a variable annuity option. Once your contract is annuitized your withdrawal rights, death benefits and living benefits under the Accumulation Period terminate.
Contract Features. Below is a brief summary of the contract’s primary features and options.
Accessing your Money. Before the annuity period, you can withdraw money from your contract at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2.
Tax Treatment. You can transfer money among investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefits. If the Owner or, in California the Death Benefit Covered Person, should die before Annuity Payments begin, then we pay a death benefit first to any surviving Owner and then to surviving Beneficiaries (in the order you have designated). For an additional charge, an enhanced death benefit rider may provide a greater death benefit. The enhanced benefit riders are no longer available for sales.
Deferred Income Annuity Rider. Permits you to transfer Accumulation Value during the Accumulation Phase to fund a stream of income payments that will start at a future date.
Additional Services.
Fixed Dollar Cost Averaging Programs. This program allows you to systematically transfer a set amount from the fixed dollar cost averaging account over a three month period to the Variable Investment Options.
Automated Alert Program. This programs allows you to request an e-mail from us notifying you that: (1) your Accumulation Value in a selected Variable Investment Option either changes by a specified percentage or reaches a specified dollar amount, or (2) your contract Accumulation Value reaches a certain amount or changes by a certain percentage.
Portfolio Rebalancing. This program directs us to automatically transfer amounts among your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%.
Systematic Withdrawals. This program allows you to receive regular automatic withdrawals from your Contract either monthly, quarterly, semi-annual or annual basis.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
Fees, Expenses and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money during the first 7 years following your last premium payment, you may be assessed a surrender charge of up to 8% of the premium withdrawn, declining to 0% over that time period. Surrender charges will reduce the value of your contract if you withdraw money during that time.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Financial Information – Contract Costs and Expenses Expense tables – Transaction expenses

Are There Transaction Charges?	Yes. In addition to surrender charges, you also may be charged for the following transactions: transfers of cash value between investment.	Financial Information – Contract Costs and Expenses Expense tables – Transaction expenses

Are There Ongoing Fees and Expenses?
Yes
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the other options you have elected.
Contracts issued in conjunction with applications signed before May 1,
2017:
				Financial Information – Contract Costs and Expenses Expense tables – annual contract expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.00%
	Underlying Fund options (fund fees and expenses)[2]	0.50%	2.11%
	Optional benefits (if elected)[3]	0.25%	0.35%
1 As a percentage of the Accumulation Value in the Variable Investment
Options.
2 As a percentage of Fund net assets.
3 As a percentage of the Accumulation Value in the Variable Investment
Options.
Contracts issued in conjunction with applications signed on or after
May 1, 2017 and before May 1, 2023:

Annual Fee	Minimum	Maximum
Base contract[1]	0.75%
Investment options[2] (Portfolio Company fees and expenses)	0.50%	2.11%
Optional benefit available for an additional charge[3]	0.25%	0.50%
1 As a percentage of the Accumulation Value in the Variable Investment
Options.
2 As a percentage of Fund net assets.
3 As a percentage of the Accumulation Value in the Variable Investment
Options.
Contracts issued in conjunction with applications signed on or after
May 1, 2023:

Annual Fee	Minimum	Maximum
Base contract[1]	0.75%
Investment options[2] (Portfolio Company fees and expenses)	0.50%	1.39%
Optional benefit available for an additional charge[3]	0.25%	0.50%
1 As a percentage of the Accumulation Value in the Variable Investment
Options.
2 As a percentage of Fund net assets.
3 As a percentage of the Accumulation Value in the Variable Investment
Options.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost $1,198	Highest Annual Cost $3,865
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of contract class, and fund
fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers, or
withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits and
fund fees and expenses
●No sales charges
●No additional purchase payments,
transfers, or withdrawals

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract including loss of principal.	Principal Risks
Is this a	No.

Risks	Location in Prospectus
Short-Term Investment?
This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Amounts withdrawn from the contract may result in surrender charges, taxes and tax penalties. Surrender charges may apply for the first 7 years following your last premium payment. Surrender charges will reduce the value of your contract if you withdraw money during that time.
The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
●An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.
●Each investment option, including the fixed-rate option, has its own unique risks.
●You should review the prospectuses for the available funds before making an investment decision.
Principal Risks Appendix A: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us, as the
Insurance Company. Any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-800-830-4147.
Principal Risks

Restrictions	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●We reserve the right to remove or substitute the Variable Investment
Options that are available as investment options under the contract.
●We reserve the right to limit the frequency of transfers to not more than once every 30 days.
●You may only invest in up to 25 Variable Investment Options at any one time.
●The number of transfer you make among the Variable Investment
Options are limited to 15 per year, 5 per quarter and 3 per month.
●We reserve the right to discontinue the fixed-rate option at any time.
●The fixed-rate option may not be available in your state.
●There are limitations on the number and amount of transfers into and out of the fixed-rate option.
●We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional premium payments and/or transfers.
●We may further limit transfer based on frequent trading.
●During the annuity period, if you have a variable annuity payout option your transfers among the Variable Investment Options are limited to
The Accumulation Period - Transfers - Variable investment options -Other Information - Distribution of the Contract

Restrictions		Location in Prospectus
once each month. ●The availability of investment options may vary depending on the broker/dealer through which the contract is sold.
Are There any Restrictions on Contract Optional Benefits?
●Withdrawals may reduce the value of an optional death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●Optional benefits are no longer available for new sales.
●The availability of contract benefits may vary depending on the broker/dealer through which the contract is sold.

Other Contract
Features
- Benefits
Under the
Contract
- Distributions
on death
- Enhanced
death benefit
riders
- Earnings
benefit rider
- Guaranteed
Lifetime
Withdrawal
Benefit
(GLWB)
Rider
Other
Information -
Distribution
of the
Contract

Taxes	Location in Prospectus
What Are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
●If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax deferral.
●You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Financial Information – Federal tax matters

Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or
Your rights and responsibilities – Distribution of the contract

Conflicts of Interest		Location in Prospectus
compensated less.
Should I Exchange My Contract?
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Buying a contract – Tax Free “Section 1035” Exchanges

FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make withdrawals an investment option or from the contract, or transfer Accumulation Value among the Variable Investment Options. State premium taxes may also be deducted.*
Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge[1]	8% of total premiums declining annually
Transfer Fee (per transfer)	None
*
If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the premium payments or contract Accumulation Value used to purchase an annuity option, depending on the state requirements. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.
1
The surrender charge may be assessed on premiums withdrawn that were paid into your contract during the previous seven years. Each contract year, however, you may withdraw without a surrender charge a “Free Withdrawal Amount” equal to 10% of total premiums paid minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.
Number of full years completed since premium payment was made	Surrender charge percentage
0	8%
1	7.5%
2	6.5%
3	5.5%
4	5%
5	4%
6	3%
7	0%
The next table describes the fees and expenses that you will pay each year during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
(as a percentage of daily net asset value)
Contracts issued in conjunction with applications signed on or after to May 1, 2017
Charge
Administration Expenses	None
Base Contract Expenses (as a percentage of average Subaccount daily net assets)	0.75%

Optional Benefit Expenses (as a percentage of Accumulation Value) (You will incur an additional fee for selecting one of these benefits)
●Highest Anniversary Value Death Benefit Rider (HAVDB)	0.35%
●Return of Premium Death Benefit Basic Rider (ROPDB Basic)	0.25%
●Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.45%
●Combination HAVDB & ROPDB Plus	0.50%
Contracts issued in conjunction with applications signed prior to May 1, 2017
Charge
Administration Expenses	None
Base Contract Expenses (as a percentage of average Subaccount daily net assets)	1.00%

Optional Benefit Expenses (as a percentage of Accumulation Value) (You will incur an additional fee for selecting one of these benefits)
●Highest Anniversary Value Death Benefit Rider (HAVDB)	0.30%
●Return of Premium Death Benefit Basic Rider (ROPDB Basic)	0.25%
●Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.30%
●Combination HAVDB & ROPDB Plus	0.35%
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the contract, including their annual expenses, may be found in Appendix A at the back of this Prospectus.
Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Annual underlying mutual fund expenses (expenses deducted from underlying mutual fund assets include management fees, distribution (12b 1) fees, service fees and other expenses)(before applicable waivers and reimbursements)*	0.50%	2.11%
*
The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.50% and 1.17%, respectively. The minimum charge of 0.50% does not reflect any waivers. The minimum net and gross changes are the same for the underlying mutual fund. The maximum charge of 1.39% reflect contractual waivers by the mutual fund adviser. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.
Expense Examples
The following examples are contracts issued in conjunction with applications signed on or after May 1, 2023.
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other annuity contracts that offer variable options. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses. The Examples assume all Accumulation Value is allocated to the Variable Investment Options. Your costs could differ from those shown below if you invest in the fixed-rate option. The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.11%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Example 1:
Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,772	$9,397	$8,027	$3,380
Minimum:	$9,838	$8,456	$7,081	$2,432
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,772	$2,897	$3,027	$3,380
Minimum:	$1,838	$1,956	$2,081	$2,432

*
Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.11%) and net minimum (0.50%) underlying mutual fund expenses.
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,520	$9,147	$7,779	$3,142
Minimum:	$9,523	$8,130	$6,746	$2,071
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,520	$2,647	$2,779	$3,142
Minimum:	$1,523	$1,630	$1,746	$2,071
Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.11%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Example 2:
Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,247	$8,872	$7,505	$2,869
Minimum:	$9,313	$7,911	$6,517	$1,818
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,247	$2,372	$2,505	$2,869
Minimum:	$1,313	$1,411	$1,517	$1,818

**
Basic Contract without any riders and net maximum (1.15%) and net minimum (0.20%) underlying mutual fund expenses.
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$9,995	$8,617	$7,246	$2,604
Minimum:	$8,998	$7,579	$6,167	$1,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$1,995	$2,117	$2,246	$2,604
Minimum:	$998	$1,079	$1,167	$1,420
These Examples do not reflect transfer fees or premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).
Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
The following examples are contracts issued in conjunction with applications signed on or after May 1, 2017 and before May 1, 2023.
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts that offer variable options. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses. The Examples assume all Accumulation Value is allocated to the Variable Investment Options. Your costs could differ from those shown below if you invest in the fixed-rate option. The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.
Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.11%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Example 1:
Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,528	$10,133	$8,740	$4,024
Minimum:	$9,838	$8,456	$7,081	$2,432
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,528	$3,633	$3,740	$4,024
Minimum:	$1,838	$1,956	$2,081	$2,432

*
Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (1.75%) and net minimum (0.20%) underlying mutual fund expenses.
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,150	$9,768	$8,390	$3,715
Minimum:	$9,523	$8,130	$6,746	$2,071
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,150	$3,268	$3,390	$3,715
Minimum:	$1,523	$1,630	$1,746	$2,071
Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.11%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Example 2:
Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,003	$9,624	$8,250	$3,588
Minimum:	$9,313	$7,911	$6,517	$1,818
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,003	$3,124	$3,250	$3,588
Minimum:	$1,313	$1,411	$1,517	$1,818
**
Basic Contract without any riders and net maximum (1.75%) and net minimum (0.20%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,625	$9,251	$7,883	$3,242
Minimum:	$8,998	$7,579	$6,167	$1,420
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,625	$2,751	$2,883	$3,242
Minimum:	$998	$1,079	$1,167	$1,420
These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).
Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
The following examples are contracts issued in conjunction with applications signed prior to May 1, 2017.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts that offer variable options. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses. The Examples assume all Accumulation Value is allocated to the Variable Investment Options. Your costs could differ from those shown below if you invest in the fixed-rate option. The following two examples assume that you invest $100,000 in the contract for the time periods indicated and that your investment earns a 5% return each year and assume the most expensive combination of underlying mutual fund expenses and optional benefits available for an additional charge.
Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (2.11%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Example 1:
Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,633	$10,233	$8,836	$4,105
Minimum:	$9,943	$8,563	$7,191	$2,547
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,633	$3,733	$3,836	$4,105
Minimum:	$1,943	$2,063	$2,191	$2,547
*
Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (1.75%) and net minimum (0.20%) underlying mutual fund expenses.
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,255	$9,870	$8,488	$3,803
Minimum:	$9,628	$8,239	$6,858	$2,194
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,255	$3,370	$3,488	$3,803
Minimum:	$1,628	$1,739	$1,858	$2,194
Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (2.11%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Example 2:
Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$11,266	$9,880	$8,498	$3,812

	Years
	1	3	5	10
Minimum:	$9,575	$8,185	$6,802	$2,133
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$3,266	$3,380	$3,498	$3,812
Minimum:	$1,575	$1,685	$1,802	$2,133
**
Basic Contract without any riders and net maximum (1.75%) and net minimum (0.20%) underlying mutual fund expenses.
	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$10,888	$9,511	$8,139	$3,485
Minimum:	$9,260	$7,856	$6,459	$1,753
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$2,888	$3,011	$3,139	$3,485
Minimum:	$1,260	$1,356	$1,459	$1,753
These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).
Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit. Please discuss your insurance needs and financial objectives with your registered representative.
Investment Risk. You bear the risk of any decline in the Accumulation Value of your contract resulting from the performance of the Variable Investment Options you have chosen. The Accumulation Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Variable Investment Option. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Variable Investment Option.
Inactive Contracts. Under certain circumstances, you bear the risk that we may terminate your contract if your Accumulation Value falls below a certain level and/or you no longer make a certain level of Premium Payments.
Insurance Company Insolvency. Our obligations under the contract are subject to our financial strength and claims-paying ability. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise.
Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59 1∕2 a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Contract Changes. We may make certain changes to your contract in the future. We reserve the right to remove or substitute the Variable Investment Options that are available as investment options under the contract. We also reserve the right to discontinue the fixed-rate option at any time, or to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional premium payments and/or transfers. We may limit the frequency of transfers to not more than once every 30 days, and we reserve the right to impose a charge for transfers among investment options in excess of 12 per contract year. We may also discontinue any of the annuity payout options or make additional options available. We may change the investment restrictions under the optional benefits.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Continuity Risk. Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
Cyber-Security Risk. Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered by this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $10.9 billion as of December 31, 2025. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.
GIAC’s executive office is located at 10 Hudson Yards, New York, New York 10001.
GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2025, Guardian Life had total admitted assets (Statutory basis) in excess of $93.7 billion. Guardian Life does not issue the contracts offered by this prospectus and does not guarantee the benefits they provide. GIAC is obligated to pay all amounts under the contracts, subject to its financial strength and claims-paying ability.

BUYING A CONTRACT
The Purchase Process
The contract is no longer available for new sales. This description of the purchase process is provided for information purposes only.
If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:
For private express mail with tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
6716 Grade Ln., Building 9, Suite 910
Louisville, KY 40213
For standard mail delivery without tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
P.O. Box 14293
Louisville, KY 40512-4293
Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We have the right to reject any application, proposed purchase or initial premium payment for any reason. If an application is signed on or after May 1, 2017, we will not issue a contract if the Owner or the Annuitant is over 85 years of age, unless we provide prior approval.
If we accept your purchase as received, we will credit your Net Premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.
Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Mailing Address on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.
If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.
Payments
We require a minimum initial premium payment of $5,000 for qualified contracts and $10,000 for non-qualified contracts. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $1,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Without our consent, total flexible premium payments made in any contract year after the first may not exceed the lesser of $100,000 or the aggregate amount of premiums paid in the first contract year without prior approval. GIAC will not accept total premium payments of greater than $3,000,000 over the life of the contract. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information. Not withstanding the above maximum premiums, we reserve the right to refuse any premium which would cause the aggregate premiums for all in force individual deferred variable contracts issued by GIAC owned individually or jointly by an Owner of the contract who is a natural person to exceed $6,000,000.

THE ACCUMULATION PERIOD
How We Allocate your Premium Payments
After we receive your initial premium payment and issue a contract to you, we will credit subsequent Net Premiums to your contract on the same day we receive them, provided we receive them in Good Order at our Mailing Address before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time (i.e., on a Valuation Date).
If the New York Stock Exchange closes before its regular closing time, we will credit a premium payment received after that close on the next Valuation Date. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details. We call the amount remaining after this deduction the Net Premium payment.
If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.
We use Net Premiums to purchase Accumulation Units in the Variable Investment Options you have chosen, according to your instructions in the application or as later changed. The prices of Accumulation Units are set daily because they change along with the share values of the underlying Funds and also include the daily portion of Separate Account Level Expenses applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the price calculated on the Valuation Date that we receive and accept your payment. The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options.
You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent Net Premium payments after we receive and accept them at our Mailing Address. Please remember that you cannot invest in more than 25 Variable Investment Options at any given time.
Automated Purchase Payments
You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.
The Separate Account
GIAC has established a separate account, known as Separate Account R, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has 41 investment divisions, corresponding to the 41 Funds that may be available to you depending on when you purchased your contract. The performance of each division is based on the Fund in which it invests.
The Separate Account was established by GIAC on March 12, 2003. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where it is authorized to do business. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC’s direct contributions to the Separate Account or the investment results attributable to GIAC’s retained assets. Because such retained assets do not support contract values, GIAC may transfer them from the Separate Account to the general account. We are obligated to pay all amounts promised under the contract.
Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of the contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as Annuity Payments and death benefits, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial information: Federal tax matters.
We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or, the approval of any appropriate state or federal regulatory authority. We will use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:
●
deregistering the Separate Account under the 1940 Act,
●
operating the Separate Account as a management investment company, or in another permissible form,
●
creating new separate accounts,
●
combining two or more separate accounts or investment divisions,
●
transferring assets among investment divisions, or into another separate account, or into GIAC’s general account,
●
modifying the contracts where necessary to preserve the favorable tax treatment that Owners of variable annuities currently receive under the Internal Revenue Code,
●
eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and
●
adding, closing or removing investment divisions of the Separate Account to allocations of Net Premiums or transfers of Accumulation Value, or both, with respect to some or all contracts.
In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.
Variable Investment Options
You may choose to invest in a maximum of 25 of the available Variable Investment Options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act. Information regarding each Variable Investment Option, including its name, its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objective, its investment adviser and any sub-adviser, current expenses and performance is available in Appendix A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://Guardianlife.onlineprospectus.net/Guardianlife/profreedomb/?ctype=product_prospectus. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-800-830-4147.

The Accumulation Value allocated to a Variable Investment Option will vary based on the investment experience of the corresponding Fund in which the Variable Investment Option invests. The Accumulation Value could decline very significantly, and there is a risk of loss of the entire amount invested.
Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our Contract Owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.
Currently all investment advisors (or their affiliates), pay us compensation every year for administration or other expenses. This compensation ranges from 0.10% to 0.40% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees of 0.25% from all Funds, except Guardian Short Duration Bond VIP Fund, Guardian Equity Income VIP Fund, Guardian Core Fixed Income VIP Fund and The Merger Fund VL. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the Funds. We may profit from these payments.
For information about the compensation we pay for sales of the contracts, see Distribution of the contract.
Selection of Funds
The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain Funds, such as the Guardian Variable Products Trust, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the Fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of Accumulation Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract Owners.
You are responsible for choosing your investment options and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.
We do not recommend or endorse any particular Fund and we do not provide investment advice.
Addition, Deletion, or Substitution of Funds
We do not guarantee that each Fund will always be available for investment through a contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different Fund. New or substitute Funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other Funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.
Transfers Among the Variable Investment Options
If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals. Transfers are subject to certain conditions, which are described below.
During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the Variable Investment Options. These transfers are subject to the following rules:
●
You are limited to 15 transfers per year;
●
You are limited to no more than 5 transfers within a quarter;
●
You are limited to no more than 3 transfers within a month;
Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received transfer instructions from you, in Good Order, at our Mailing Address or Customer Service Office Contact Center.
You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected. We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order at our Mailing Address or Customer Service Office Contact Center. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.
Personal security
When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and electronic services.
Frequent Transfers Among the Variable Investment Options
Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying Fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Fund, and may disrupt an underlying Fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.
GIAC endeavors to protect long-term Contract Owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any Contract Owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.
If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other Contract Owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same Owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Contract Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing.
Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:
●
requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;
●
refusing to act on instructions of an agent acting under a power of attorney on your behalf;
●
refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;
●
impose a holding period between transfers; or
●
implementing and imposing on you any redemption fee imposed by an underlying Fund.
We currently do not impose redemption fees on transfers. Redemption fees and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.
Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.
We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Contract Owners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Contract Owners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.
Underlying Fund Frequent Trading Policies. The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contract Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Contract Owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.
Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts Funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.
Surrenders and Withdrawals
During the Accumulation Period and while all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. You may also redeem part of your contract during the Accumulation Period. This is known as a withdrawal. We will not accept requests for surrenders or withdrawals after the date Annuity Payments begin.
DIA transfers under the Deferred Income Annuity Payout Option (DIA) rider will be treated as withdrawals under the Basic Contract except that the DIA transfers will reduce Chargeable Premium by the amount of the DIA transfer that was part of the Free Withdrawal Amount. A cancellation of a DIA transfer will cause the Chargeable Premium to increase by the amount that the Chargeable Premium was reduced by that DIA transfer. DIA transfers are not subject to surrender charges and neither federal or state income taxes are withheld; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the Chargeable Premium, the calculation of surrender charges, and allocation of cost basis between the Accumulation Value of the Basic Contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.”
The following example demonstrates the effect of a hypothetical DIA transfer on the Chargeable Premium, surrender charges, and the allocation of cost basis.
Assumptions:
●
A $100,000 initial premium payment is made on January 1, 2021
●
A $30,000 DIA transfer is made on January 15, 2023

●
A $10,000 gain from January 1, 2021 to January 15, 2023
Event	Accumulation Value	DIA Transfer	Chargeable Premium	Surrender Charge (on full surrender of Basic Contract)	Cost Basis Allocated to Basic Contract	Cost Basis Allocated to DIA Transfer
Contract Issue	$100,000		$100,000	$8,000	$100,000*	$0
Second Contract Anniversary	$110,000		$100,000	$6,500	$100,000*	$0
DIA Transfer		$30,000
Values January 15, 2023 prior to transfer	$110,000		$100,000	$6,500	$100,000*	$0
Values January 16, 2023 after transfer	$80,000		$80,000	$5,200	$73,000**	$27,000**
*
At contract issue and any point in time prior to the DIA transfer, the full cost basis is allocated to the Basic Contract.
**
When the $30,000 transfer is made to the DIA rider from the Basic Contract, the partial annuitization rules will apply and a pro rata portion of the cost basis of the Basic Contract will be apportioned between the Basic Contract and the DIA rider. The cost basis apportioned to the DIA rider is equal to the amount of the Accumulation Value transferred from the Basic Contract to the DIA rider divided by the Accumulation Value of the Basic Contract immediately prior to the transfer, and multiplying that result by the cost basis of the Basic Contract. In this example, a $30,000 transfer is made from the Basic Contract to the DIA rider on January 15, 2023 Therefore, $30,000 is divided by $110,000 and multiplied by $100,000. Accordingly, the cost basis allocated to the DIA rider is approximately $27,000. The $27,000 is subtracted from the $100,000 premium equaling a cost basis of $73,000 remaining with the Basic Contract.
Your request for surrenders and withdrawals must be received in Good Order at our Mailing Address. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.
To process a withdrawal, we will redeem enough Accumulation Units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Mailing Address. We will deduct any applicable contract charges, surrender charges and premium taxes from the proceeds of a surrender. We will deduct any applicable contract charges and premium taxes from the surrender amount requested or in the case of a withdrawal where you wish to receive the entire surrender amount, we will redeem additional units to cover any applicable charges based on your instruction. See The Accumulation Period: Transfers. See Financial information: Contract costs and expenses. To effect your request, we will redeem Accumulation Units attributable to the variable investment option choices; this will be done on a pro-rata basis unless you instruct us differently.
A withdrawal will only be permitted if immediately after the withdrawal the contract surrender value is greater than zero. If the Accumulation Value is less than $2,000 after the withdrawal then GIAC reserves the right to terminate the contract, subject to any applicable surrender charge for a surrender.
Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your Accumulation Value and your death benefit, and may result in a decrease in death benefit greater than the amount of the withdrawal. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.
Free Withdrawal Amount. Each contract year, you are allowed to make an annual withdrawal from the contract, without paying a contingent deferred sales charge (surrender charge) at the time of the withdrawal, of an amount equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as free amounts in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.
Calculating the Contingent Deferred Sales Charge (surrender charge) for a Withdrawal. For the purpose of calculating the contingent deferred sales charge (surrender charge) and to minimize the applicable contingent deferred sales charge (surrender charge), we assume that any amount withdrawn during a contract year will be withdrawn in the following order:
●
from earnings, which, on any Valuation Date equals the Accumulation Value on that date, less the total Net Premiums that have not been previously withdrawn. Note, however: Any amounts withdrawn as part of the Free Withdrawal Amount will not reduce the total Net Premiums in the calculation of earnings;
●
from Net Premiums that are no longer subject to a contingent deferred sales charge (surrender charge);
●
from the Free Withdrawal Amount; and
●
from Chargeable Premiums on a first-in-first-out basis (i.e., the oldest Chargeable Premium will be withdrawn first).
Calculating the Contingent Deferred Sales Charge (surrender charge) for a Surrender. If you surrender the contract, the contingent deferred sales charge (surrender charge) is equal to the contingent deferred sales charge (surrender charge) percentage applicable to each Chargeable Premium multiplied by that Chargeable Premium.
Please note:
●
If you surrender the contract and Chargeable Premiums exceed Accumulation Value, then we will calculate the contingent deferred sales charge (surrender charge) based on the full amount of Chargeable Premiums.
●
If the contract has been continued under spousal continuation or is a contract that has been issued pursuant to an internal 1035 exchange of certain contracts, then all Net Premiums made before spousal continuation or the internal 1035 exchange will be treated as not subject to a contingent deferred sales charge (surrender charge) and will be withdrawn first, followed by any premium payments made after spousal continuation.
Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective the date selected. If the effective date falls on a non-business day, the withdrawal will process the following business day. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, surrender charges and premium taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial information: Federal tax matters.
If we receive your surrender or withdrawal request in Good Order at our Mailing Address before the end of a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive your surrender or withdrawal request in Good Order at our Mailing Address at or after the end of a Valuation Date or on a day that is not a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of the next Valuation Date. We will send you your payment within seven days of receiving a request from you in Good Order at our Mailing Address. Please see The Accumulation Period: Payments.
If you have a question about surrenders or withdrawals, please call us toll free at our Customer Service Office Contact Center at 1-800-830-4147.
Inactive Contracts
Notwithstanding that a DIA payout option rider has been funded and is in force, we may pay the Owner the Accumulation Value under the Basic Contract in one sum, if, before the Annuity Commencement Date:

●
no premium payments are made for 2 consecutive years;
●
the Accumulation Value on or after the end of such 2 year period is less than $2,000;
●
the total amount of premium payments made, less any withdrawals, is less than $2,000; and
●
we notified you in writing that this contract is inactive and 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your Accumulation Value to $2,000.
The proceeds paid to an Owner may be subject to any applicable contract charges and premium taxes. Please see Financial information: Federal tax matters.
If the Accumulation Value of the Basic Contract is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity but the contract has a funded and in force DIA rider, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the Contract Owner. If the Accumulation Value is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity and the contract does not have a funded and in force DIA rider, the contract is terminated.
Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date, the DIA commencement date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.
Forms and Reports
In order to complete certain transactions under this annuity you may need to complete additional forms, including for example, the DIA transfer request form which provides you with instructions and important disclosures regarding liquidity and product choice.
We will send you confirmations regarding financial transactions, including premium payments and DIA transfers, and contract changes that you make. These confirmations will provide you with financial information for the current transaction and important disclosures.
We will also send you quarterly, annual and anniversary statements that will provide you with much of the information described above, as well as current contract values for contract benefits, including any elected optional death benefits and the DIA rider.
At least twice each year, we send a shareholder report to each Contract Owner that contains financial information about the underlying Funds you are allocated, in accordance with applicable laws, rules and regulations. If several members of the same household each own a contract, we may send only one such report to that address, unless you instruct us otherwise. Similarly, if several members of the same household each own a contract, we will send only one contract prospectus each year. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of Accumulation Units and their value under the contract.
The shareholder reports for Funds available under your contract will also be made available on a website at https://Guardianlife.onlineprospectus.net/Guardianlife/profreedomb/?ctype=product_prospectus. You may request additional copies by calling our Customer Service Office Contact Center at 1-800-830-4147 or writing to our Mailing Address.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our Customer Service Office Contact Center at 1-800-830-4147. Your election to receive reports in paper will apply to all Funds available under your contract.

THE ANNUITY PERIOD
When Annuity Payments Begin
You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose cannot be earlier than the first contract anniversary (without GIAC’s prior consent) or later than the Contract Anniversary immediately following the Annuitant’s 100th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month. Once Annuity Payments begin, you may not change: the Annuitant; the payout option; the guaranteed period under the chosen payout option; or the survivor percentage in the fixed joint and survivor annuity payment option. See Option F-3 below.
All Annuity Payments are based on (i) the age and sex (if a Non-Qualified Contract) of the Annuitant at the birthday nearest the Annuity Commencement Date; (ii) the Accumulation Value on the Annuity Commencement Date less any annuity taxes; (iii) the annuity payout option elected; (iv) the annuity payout frequency; and (v) the interest rate assumption. If more frequent payments are selected, the total payout amount will be slightly larger. A longer duration results in a smaller payment and a shorter duration results in a larger payment.
How Your Annuity Payments Are Calculated
We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:
●
the table in your contract reflecting the gender and age of the Annuitant at the birthday nearest the date Annuity Payments are to begin, and
●
the annuity payout option you choose.
Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the amount of the Annuity Payments.
The number and amount of your Annuity Payments will not be affected by the longevity of Annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.
We will make Annuity Payments once a month, or on another periodic schedule acceptable to us, except as follows:
●
Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.
●
A Payment frequency where the Annuity Payments are $20 or less will not be permitted.
Payee
Unless you request otherwise, the payee of any Annuity Payments will be the first among the following who is living at the time the payment is to be made:
●
any surviving Owner or joint Owner; if none;
●
any surviving primary Beneficiary; and, if none, then;
●
any surviving Contingent Beneficiary.
If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining Annuity Payments will be paid to the estate of the last remaining payee.
Annuity Payout Options
You can choose to have Annuity Payments made under payout options that are available under the contract; we will make Annuity Payments to you if the Annuitant is living and the contract is in force on the Annuity Commencement Date. You can make your choice of annuity payout option at any time before your Annuity

Payments begin. If no election is made as of the Annuity Commencement Date payments will be made monthly under Option F-2, a life annuity with a guaranteed period of 10 years. At any time, we may discontinue any of these options or make additional options available.
Before the Annuity Commencement Date, the Owner(s) may elect to restrict certain rights any Beneficiary may have under the contract in the event that the contract Owner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:
●
elect to be paid the present value of any remaining payments in a lump sum;
●
withdraw a portion of the present value of any remaining Annuity Payments;
●
name or change any contingent or concurrent Beneficiaries; or
●
change the annuity payout option in effect at the time of the death of the Contract Owner and/or Annuitant.
We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Mailing Address, in Good Order and in a form satisfactory to us, before the Annuity Commencement Date. Once elected, only the Contract Owner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new Owner of a contract.
All annuity payout options are fixed-rate options that are payable from GIAC’s general account assets. For fixed-rate annuity payment options, each $1,000 of Accumulation Value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the Annuity Commencement Date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.
OPTION F-1 – Life Annuity without Guaranteed Period
We make fixed payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for Beneficiaries. Payments stop when the Annuitant dies. Therefore, if the Annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.
OPTION F-2 – Life Annuity with Guaranteed Period
We make fixed payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of the Annuitant. Upon the Annuitant’s death, we will pay the balance of the Annuity Payments for the remainder of the guaranteed period, or the Owner or joint Owner (if living) or the Beneficiary(if any Owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of payments will be paid in one lump sum to the payee’s estate.
OPTION F-3 – Joint and Survivor Annuity
We make fixed payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the payment in effect while both Annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of either Annuitant.
OPTION F-6 – 10-Year Guaranteed Period
We make fixed monthly payments to you for a period of ten years. If the Annuitant dies during the ten year payment period, the remaining payments will be made to the Beneficiary or the Beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the Beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:
●
Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and
●
Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1∕2.
Contact your tax adviser for more information.

OTHER CONTRACT FEATURES
Benefits Under the Contract
The following table summarizes information about the benefits available under the contract. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this prospectus for additional information. The availability of contract benefits may depend on the broker-dealer through which the contract is sold. See Distribution of the Contract – Broker-Dealer Contract Variations.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging - Fixed Dollar Cost Averaging Program	Allows you to systematically transfer amounts from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) to any available Variable Investment Options you select, over a three months period.	Standard	No Charge	●Must be elected on your application and your initial Net Premium and any subsequent Net Premiums received prior to the third monthly Contract Anniversary must be allocated to the DCA Account.
Portfolio Rebalancing	Allows us to automatically rebalance your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%.	Standard	No Charge	●Must have Accumulation Value of at least $10,000.
Systematic Withdrawals	Allows you to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis.	Standard	No Charge	●Reduces your contract value by the amount of any withdrawals, applicable contract charges, surrender charges, and premium taxes.
Standard Death Benefit	Pays a death benefit equal to the Accumulation Value, less premium taxes.	Standard	No Charge	●Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Highest Anniversary Value Death Benefit (HAVDB)	Pays an enhanced death benefit equal to the greater of (1) the standard death benefit; or (2) the highest anniversary value enhanced death benefit.	Optional
For Contracts
issued in
conjunction with
applications
signed prior to
May 1,
2017: 0.30% of
your
Accumulation
Value.
For contracts
issued in
conjunction with
applications
signed on or after
May 1,
2017: 0.35%. of
your

●Can only be elected at
contract issue.
●Owners must be age 75
or younger.
●Withdrawals will
proportionately reduce
the benefit, and such
reductions could be
significant.
●Date for a benefit to be
payable.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Accumulation Value.
Return of Premium Death Benefit (ROPDB)	Pays a death benefit equal to the premiums paid adjusted for certain withdrawals.	Optional	0.25% of your Accumulation Value
●Can only be elected at
contract issue.
●For contracts issued in
conjunction with
applications signed on
or after May 1, 2017,
Owners must be age 85
or younger.
●Withdrawals may
reduce the benefit, and
such reductions could
be significant.

Return of Premium Death Benefit Plus (ROPDB Plus)	Pays a death benefit equal to the premiums paid adjusted for certain withdrawals plus any accrued interest.	Optional
For Contracts
issued in
conjunction with
applications
signed prior to
May 1,
2017: 0.30% of
your
Accumulation
Value.
For contracts
issued in
conjunction with
applications
signed on or after
May 1,
2017: 0.45% of
your
Accumulation
Value.

●Can only be elected at
contract issue.
●For contracts issued in
conjunction with
applications signed on
or after May 1, 2017,
Owners must be age 60
or younger.
●Withdrawals may
reduce the benefit, and
such reductions could
be significant.

Combination of ROPDB and HAVDB
This combination of riders
provides for payment of a death
benefit that is the higher of the
death benefit payable under the
ROPDB Plus death benefit rider
and the death benefit payable
under the HAVDB death benefit
rider.
Optional
For Contracts
issued in
conjunction with
applications
signed prior to
May 1,
2017: 0.35% of
your
Accumulation
Value.
For contracts
issued in
conjunction with
applications
signed on or after
May 1,
2017: 0.50% of
your
Accumulation
Value.

●Can only be elected at
contract issue.
●For contracts issued in
conjunction with
applications signed on
or after May 1, 2017,
Owners must be age 60
or younger.
●Withdrawals will
proportionately reduce
the benefit, and such
reductions could be
significant.

Deferred Income Annuity Payout Option Rider (also referred to as Secure	This rider allows you to transfer all or a portion of your Accumulation Value prior to the Payout Phase to help create a	Optional	No Charge	●Can only be elected at Contract Issue age 80 or under for a non-qualified contract,

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Future Income Rider)	future lifetime income stream.
or age 65 or under for a
qualified contract.
●This rider may not be
available in your state
●You may not transfer
any Accumulation
Value to the DIA rider
on or after the second
Contract Anniversary.
●Only amounts not
subject to a surrender
charge may be
transferred to the DIA
rider.
●You may only make
DIA transfers for a
non-qualified contract
if Owner/Annuitant is
age 83 or younger; for
a qualified contract if
Owner/ Annuitant is
age 70 or younger; and,
if choosing a life only
DIA Payout option, if
Owner/Annuitant is age
70 or younger.
●The initial DIA transfer
is a minimum of
$5,000, and subsequent
transfers must be at
least $1,000.
●Transfers in any year
cannot exceed the
lesser of $100,000 or
the total value of the
transfers you made in
the year you made your
initial transfer.
●Total transfers are
capped at $1,000,000.
●The number of transfer
per month, quarter and
year are limited.
●After the initial DIA
transfer, you may not
change the
Annuitant(s), DIA
commencement date
(unless the Changing
the DIA
Commencement Date
provision is exercised),
or the DIA payout
option.
●Once a DIA transfer
has been made and the
cancellation period has
expired, the amounts
transferred can not be
withdrawn.
●All DIA transfers will
be treated as

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
withdrawals under the Basic Contract except that the DIA transfer will reduce the amount of any Premium still subject to a Surrender Charge.
Managing Your Annuity
You may wish to take advantage of one of the programs we offer that may help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.
There is no fee for dollar cost averaging or portfolio rebalancing. We have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. See Transfers for limitations on such transfers.
Dollar Cost Averaging-Fixed Dollar Program
Because the contract is no longer available for new sales, Fixed Dollar Cost Averaging (Fixed DCA) is no longer available. This description of Fixed DCA is provided for informational purposes only. Under Fixed DCA, you may transfer set amounts of money from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) over a three month period. If you wish to take advantage of Fixed DCA, you must elect it on your application and your initial Net Premium, and any subsequent Net Premiums receive prior to the third Monthly Contract Anniversary, must be allocated to the Fixed DCA Account. On each of the first three Monthly Contract Anniversaries, GIAC will transfer a percentage, as shown in the chart below, of the Fixed DCA Account to the Variable Investment Options in accordance with your allocation instructions then in effect. If a Monthly Contract Anniversary is not also a Valuation Date, the transfer will occur on the next following Valuation Date.
Monthly Contract Anniversary from Issue Date	Percentage of Fixed DCA Account transferred
1	33 1∕3%
2	50%
3	100%
Transfers out of the Fixed DCA Account will be on a first-in-first-out basis, so that transfers will be deemed to come first from the oldest Net Premium and any interest attributable to that Net Premium.
We guarantee that the Net Premium payments you invest in the Fixed DCA Account will earn daily interest at a minimum annual rate of at least 1%. At our discretion, we may credit interest at a rate higher than 1% but we are not obliged to do so. Net Premiums that you invest in the Fixed DCA Account become part of GIAC’s general account assets and the value of the Net Premiums invested in the Fixed DCA Account does not vary with the investment experience of any Variable Investment Option.
We may declare different interest rates in excess of 1% depending on when premium payments are received. This means that amounts allocated to the Fixed DCA Account on any designated Valuation Date may be credited with a different rate of interest than the rate previously credited to Net Premiums allocated to the DCA Account on any other Valuation Date.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a Contract Owner’s account. If these laws apply in a particular situation, we would not be allowed to accept Premium Payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make Annuity Payments. If a contract is frozen, the Accumulation Value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.
Fixed DCA will terminate on the earliest of:
●
the Valuation Date that all amounts have been transferred out of the Fixed DCA Account;
●
the Annuity Commencement Date;
●
the date a transfer or change in allocation instructions under the Basic Contract is received at our Mailing Address;
●
the date the Basic Contract is surrendered or terminated; or
●
the date on which you request that all amounts in the Fixed DCA Account be transferred out of the Fixed DCA Account to the then current allocation options.
If Fixed DCA terminates prior to all amounts being transferred out of the Fixed DCA Account, the remaining amount will be immediately allocated to the then current allocation options in accordance with your instructions in effect at that time. Net Premiums received on or after the date Fixed DCA has terminated will be allocated to the allocation options in accordance with your then current allocation instructions.
Portfolio Rebalancing
Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an Accumulation Value of at least $10,000.
Payments
For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone the date of any calculation or payment from the Variable Investment Options if:
●
the New York Stock Exchange is closed other than for customary week-end and holiday closings or restricts trading,
●
the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Options’s assets is not reasonably practicable, or
●
the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options.
Death Benefits
Death of an Owner or Death Benefit Covered Person before the Annuity Commencement Date
We will pay a death benefit upon receipt, in Good Order at our Mailing Address, of due proof of the death of any Owner or, in California, the Death Benefit Covered Person, before the Annuity Commencement Date. If the Owner is a non-natural Owner, the death of the Annuitant will be treated as the death of an Owner for purposes of determining whether a death benefit is payable. In California, upon death of an Owner who is not a Death Benefit Covered Person, we will distribute all of the Owner’s interest in the contract in a lump sum. For purposes of the discussion in this section, Distributions on Death, the term “death benefit” shall also include the distribution of the Owner’s interest upon the death of an Owner who is not a Death Benefit Covered Person.
The death benefit is payable first to:

●
any surviving Owner, if none, then;
●
any surviving primary Beneficiary, if none, then;
●
any surviving Contingent Beneficiary, if none, then;
●
estate of last surviving Owner.
Unless otherwise provided, to receive the death benefit, in order for a Beneficiary to be deemed not to have predeceased an Owner, Death Benefit Covered Person who is not an Owner, or other Beneficiary, that Beneficiary must be living on the earlier of:
●
the date we receive Due Proof of Death in Good Order at our Mailing Address of an Owner, Death Benefit Covered Person, or in the case of a non-natural Owner, the Annuitant; or
●
the 15th day after the date of death.
Calculation of Death Benefit. If we receive Due Proof of Death in Good Order at our Mailing Address before the end of a Valuation Date, we will calculate the death benefit based on the Accumulation Value determined at the end of that Valuation Date. If we receive Due Proof of Death in Good Order at our Mailing Address at or after the end of a Valuation Date (or on a day other than a Valuation Date), then we will calculate the death benefit based on the Accumulation Value determined at the end of the next Valuation Date. We will pay the death benefit to the appropriate Beneficiary or Beneficiaries (or surviving Owner(s), if applicable) after we receive Due Proof of Death in Good Order. We then will have no further obligation under the contract.
Amount of Death Benefit. The amount of the death benefit will be the greater of:
●
the Accumulation Value as of the end of the Valuation Date on which we receive Due Proof of Death in Good Order, less any premium taxes, or
●
the amount of any death benefit provided by an enhanced death benefit rider.
Multiple Beneficiaries. If there is more than one Beneficiary, each Beneficiary’s portion of the death benefit proceeds will be distributed upon receipt of settlement instructions in Good Order from that Beneficiary. Proceeds for those Beneficiaries who have not provided settlement instructions in Good Order will remain in the Contract and the value of such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such instructions. Therefore, each Beneficiary may receive a different amount, even when all Beneficiaries have been designated to share the proceeds equally.
Distribution of Death Benefit Proceeds:
If, on the Valuation Date that we calculate the death benefit, we also receive settlement instructions for at least one Beneficiary that includes a request for deferral of the payment of the death benefit proceeds or election of an annuity payout option, as described above, or we do not receive settlement instructions in Good Order from all Beneficiaries, any death benefit amount exceeding the Accumulation Value that is not distributed to the Beneficiaries will be credited to the contract. This crediting event will constitute satisfaction of our death benefit obligation under your contract and we will have no further death benefit obligation under the contract. Any portion of the credited amount that is not distributed to the Beneficiaries as death proceeds on such Valuation Date will be allocated among the Variable Investment Options in accordance with the allocation instructions in effect at that time. Such amounts shall remain invested in the contract until paid out in accordance with settlement instructions from Beneficiaries.
You may designate that a Beneficiary is to receive the death benefit proceeds either through an annuity for life or over a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Mailing Address in Good Order. Upon your death, the Beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any Owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:
●
any surviving Owner, if none, then;
●
any surviving primary Beneficiary, if none, then;
●
any surviving Contingent Beneficiary, if none, then;
●
the last surviving Owner's estate.
Upon the death of an Annuitant if the Owner is a non-natural Owner, the non-natural Owner will retain ownership of this contract before the full distribution of the death benefit proceeds.
A non-spousal Beneficiary (or any surviving joint Owner) that is entitled to a death benefit has the right to elect another Beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.
In California, if any Owner who is not the Death Benefit Covered Person dies prior to the Annuity Commencement Date, we must distribute all of the Owner's interest in the contract in a lump sum.

●
Non-qualified Contracts
We generally will pay the death benefit in a lump sum, unless the Beneficiary elects to have the death benefit distributed over his or her life, in accordance with one of the annuity payout options, as described below. In California only, if a distribution is payable because of the death of an owner who is not the Death Benefit Covered Person, it will only be paid in a lump sum. A Beneficiary (or surviving Owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.
Instead of a lump sum payment, the Beneficiary or surviving joint Owner, as the case may be, may elect to have the death benefit distributed over his or her life, or to one of the annuity payout options that contain a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive Annuity Payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract will be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. We must receive notification of the choice of alternative payout option at our Mailing Address at least three business days before we pay out the death benefit proceeds and within one year of the date of death.
If a Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

●
Qualified Contracts
As a result of the enactment of the Setting Every Community Up for Retirement Enhancement (SECURE) Act on December 20, 2019, your contract is subject to new required minimum distribution (RMD) rules for certain beneficiaries. If your beneficiary is not an eligible designated beneficiary at the time of your death, your beneficiary is required to distribute any remaining interest in the contract by the end of the calendar year of the 10th anniversary of your death. An eligible designated beneficiary is an individual who at the time of your death is 1) your surviving spouse, 2) your minor child, 3) disabled, 4) chronically ill, or 5) any other individual who is not more than 10 years younger than you. Your minor child will no longer be considered an eligible designated beneficiary as of the date they reach majority. After your death and upon reaching the age of majority, such a beneficiary will have 10 years from that date to receive any remaining interest in the contract.
We generally will pay the death benefit in a lump sum, unless the Beneficiary is an eligible designated beneficiary that elects to have the death benefit distributed over his or her life. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive payments over your lifetime is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract must be fully distributed within 10 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. If the Beneficiary has not requested receipt of their portion of the death benefit within the ten-year period, we will pay the remaining proceeds to that Beneficiary at that time. In California only, if a distribution is payable because of the death of an Owner who is not the Death Benefit Covered Person, it will only be paid in a lump sum. A Beneficiary (or surviving Annuitant, if applicable) that is not an eligible designated beneficiary who is entitled to a death benefit may defer payment of this sum for up to 10 years from the date of death.
Death of an Owner on or after the Annuity Commencement Date
●
Non-qualified Contracts
If any Owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.
●
Quaified Contracts
If you die on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed to the Beneficiary pursuant to the RMD rules under the SECURE Act. A Beneficiary that is an eligible designated beneficiary may continue annuity payments under the method of distribution being used as of the date of death, provided that annuity payments do not extend beyond the Beneficiary's life expectancy. A Beneficiary that is not an eligible designated beneficiary must distribute any remaining interest in the contract by the end of the calendar year of the 10th anniversary of your death.
Generally, your Beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.
Spousal Continuation
Your contract may be continued under spousal continuation only if: (1) an Owner dies before the Annuity Commencement Date; and (2) the deceased Owner’s spouse, under federal law, is the sole surviving Owner or the sole surviving primary Beneficiary on the date of such Owner’s death. In addition in California spousal continuation is only available if the Owner who dies is also the Death Benefit Covered Person.
If the sole surviving Owner or sole Beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, he or she may elect to continue the annuity contract. If spousal continuation is elected, the Beneficiary may become the Owner and Annuitant of the contract and must designate a new Beneficiary. This will give the Beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the Beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.
The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and marriages recognized under state law will be recognized for federal law purposes.
We must receive notice of Due Proof of Death (of the Owner) in Good Order at our Mailing Address. The surviving spouse also provide notice of election of spousal continuation by the 90th day in Good Order at our Mailing Address. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.
If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the Accumulation Value to the investment options under the contract in accordance with the allocation instructions in effect at that time. If applicable, the surviving spouse will become the new Owner and the Annuitant in the event there is no surviving Annuitant at that time. The death benefit payable under the continued contract is the greater of the Accumulation Value as of the end of the Valuation Date we received, in Good Order at our Mailing Address due proof of death of the surviving spouse or the amount of any death benefit under any applicable rider.

If the Annuitant is changed under spousal continuation, then the Annuity Commencement Date will be the Contract Anniversary following the new Annuitant’s 100th birthday, unless an earlier date is otherwise elected by the Owner. If the contract is surrendered or a withdrawal is made after spousal continuation, then all Net Premium payments made before spousal continuation will not be subject to a contingent deferred sales charge (surrender charge). All provisions of the contract with respect to contingent deferred sales charges (surrender charges) will apply to the withdrawal or surrender of any Chargeable Premium payments made after spousal continuation.
Enhanced Death Benefit Riders
When you buy your contract, you can choose to buy an enhanced death benefit rider. If a death benefit is payable and an enhanced death benefit rider is in force, the Beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.
Highest Anniversary Value Death Benefit Rider
Under this rider, a death benefit is payable upon the death of:
(i)
any Owner, or in California the Death Benefit Covered Person;
(ii)
a surviving spouse who has continued the Basic Contract in accordance with the spousal continuation provision and who on the effective date of the spousal continuation is 75 or younger.
This rider provides for an enhanced death benefit equal to the greater of:
●
the death benefit under the contract without any optional riders (i.e., the Basic Contract); or
●
the highest anniversary value enhanced death benefit, less any premium taxes as of the end of the Valuation Date on which we receive Due Proof of Death in Good Order.
We must receive proof of death in Good Order at our Mailing Address that the death occurred before the Annuity Commencement Date for a benefit to be payable.
On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual Contract Anniversary up to and including the one immediately following the older Owner’s 80th birthday (or the Annuitant’s 80th birthday if there is a non-natural Owner) (or in California, the Death Benefit Covered Person’s 80th birthday), the HAVDB will equal the greater of the current HAVDB or the Accumulation Value of the Basic Contract on that Contract Anniversary. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the Basic Contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal (including any applicable surrender charges) by the Accumulation Value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount.
The HAVDB will be distributed in the same manner as the death benefit under the Basic Contract. For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options.
In all states except California, if there is a change of Owner (or, if the Owner is a non-natural person, a change in Annuitant) under the terms of the Basic Contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the Accumulation Value on the Valuation Date that the change in Owner is effective, even if lower than the HAVDB on that date. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

If a surviving spouse elects to continue the Basic Contract under spousal continuation, and the HAVDB that would have been paid under the Basic Contract upon the Owner’s death exceeds the Accumulation Value at the time of the Owner’s death, then we will credit this difference to the investment options in accordance with the current allocation instructions under the Basic Contract. If the HAVDB that would have been paid is less than the Accumulation Value at the time of the Owner’s death, then we will increase the HAVDB to equal the Accumulation Value. Thereafter, we will calculate the HAVDB as described above.
This rider can only be elected at contract issue, and all Owners under the contract must be under age 76. If the Owner is a non-natural person, then the Annuitant must be younger than age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the Basic Contract under the spousal continuation provisions of the Basic Contract, see Spousal continuation above, and the continuing spouse must be younger than age 76 on the effective date of the spousal continuation.
If upon the death of the surviving spouse the HAVDB exceeds the Accumulation Value and any death benefit proceeds are not distributed as a lump sum, we will credit the difference between the HAVDB that would have been paid as death benefit proceeds and the Accumulation Value on the applicable Valuation Date to the allocation options in accordance with the current allocation instructions under the Basic Contract. The Beneficiaries may not continue this rider and this rider will terminate.
This rider terminates on the earliest of the following:
●
the date that a death benefit is paid under a death benefit rider or under the Basic Contract, if the Basic Contract is not continued by an eligible spouse;
●
the date that a death benefit is paid under this rider or under the Basic Contract upon death of the surviving spouse who has continued the Basic Contract and this rider;
●
the date the Accumulation Value under the Basic Contract equals zero;
●
the Annuity Commencement Date; or
●
upon a change in Owner (or, if Owner is a non-natural person, a change in Annuitant), including spousal continuation, and the new Owner is age 76 or older.
You may not reinstate this rider once it terminates.
The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative for information about the availability of this enhanced death benefit rider under your contract.
Please note: At issue, if you are under age 76, you can elect the highest anniversary death benefit rider in conjunction with the return of premium plus death benefit rider available under the contract.
Return Of Premium Death Benefit (ROPDB) Rider
This rider provides for an enhanced death benefit that may be greater than the death benefit provided under the Basic Contract. You may elect one of two options, the return of premium death benefit rider standard (ROPDB Basic) or return of premium death benefit PLUS (ROPDB Plus).
The ROPDB will be payable if on the Valuation Date a death benefit under the Basic Contract is calculated, the ROPDB is greater than the death benefit provided by the Basic Contract or any other death benefit rider that may be attached to the Basic Contract.
ROPDB Basic
If you have elected the ROPDB Basic death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Basic death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in Good Order at our Mailing Address. We will decrease the ROPDB Basic death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. We will reset the ROPDB Basic to the Accumulation Value on the Valuation Date that a change in Owner, or in the event of a non-natural Owner, a change in the Annuitant, is effective, even if the Accumulation Value is lower than the ROPDB Basic death benefit on that Valuation Date.
Under the ROPDB Basic death benefit, the Adjusted Withdrawal Amount is equal to the greater of:
●
The dollar amount of the withdrawal; or
●
The ROPDB Basic death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the amount of the withdrawal and (b) is the Accumulation Value immediately before the withdrawal.
The ROPDB basic death benefit will be distributed in the same manner as the death benefit under the Basic Contract. If you choose this benefit, then we will assess a daily charge at an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.
We deduct a daily charge for this rider based on an annual rate of 0.25% of the Accumulation Value of your Variable Investment Options.
This rider can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 86.
ROPDB Plus Basis
The ROPDB Plus Basis, as of the issue date, is equal to the initial premium paid under the Basic Contract. The ROPDB Plus Basis will increase by the amount of any subsequent premiums paid under the Basic Contract. Any withdrawal in excess of the ROPDB Plus Interest Account will cause the ROPDB Plus Basis to reset to the lesser of:
●
The Accumulation Value immediately after the withdrawal; or
●
The total premiums paid under the Basic Contract less the total amount of withdrawals.
On each Contract Anniversary, the ROPDB Plus Basis will be reset to the Accumulation Value in effect on that Contract Anniversary.
ROPDB Plus
The ROPDB Plus death benefit will be distributed in the same manner as the death benefit under the Basic Contract. For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your Accumulation Value in the Variable Investment Options.
This rider can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 61.
On each calendar day, we will increase the ROPDB Plus Interest Account by an amount equal to the ROPDB Plus Daily Factor multiplied by the ROPDB Plus Basis. The ROPDB Plus Daily Factor is based upon a simple interest rate of 3% divided by 365 (a daily factor equal to 0.00008219). In addition, we will decrease the ROPDB Interest Account by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made, but not to an amount less than zero.
Under the ROPDB Plus death benefit, the Adjusted Withdrawal Amount is equal to the dollar amount of the withdrawal from the ROPDB Plus Interest Account. However, if the dollar amount of the withdrawal is in excess of the dollar amount in the ROPDB Plus Interest Account, the Adjusted Withdrawal Amount is increased by the greater of the following:

●
The dollar amount of the withdrawal (including any surrender charges) in excess of the dollar amount in the ROPDB Plus Interest Account; or
●
The ROPDB Plus death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the dollar amount of the withdrawal in excess of the dollar amount in the ROPDB Plus Interest Account and (b) is the Accumulation Value immediately prior to the withdrawal reduced by the dollar amount withdrawn from the ROPDB Plus Interest Account.
This rider can only be elected at contract issue, and all Owners under the contract must be under age 61. If the Owner is a non-natural person, then the Annuitant must be younger than age 61.
Termination
This rider terminates on the earliest of the following:
●
the date a death benefit is paid under a death benefit rider or under the Basic Contract upon proof of death in Good Order; or
●
the date the Accumulation Value under the Basic Contract equals zero; or
●
the Basic Contract’s Annuity Commencement Date.
Other than as set forth above, you may not terminate this rider. You may not request to reinstate this rider once it terminates.
The return of premium death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative or call our Customer Service Office Contact Center at 1-800-830-4147 for information about the availability of this enhanced death benefit rider under your contract.
Combination of Return of Premium Plus Death Benefit Rider and Highest Anniversary Value Death Benefit Rider.
These riders will be distributed in the same manner as the death benefit under the Basic Contract. This combination of riders provides for payment of a death benefit that is the higher of the death benefit payable under the ROPDB Plus death benefit rider and the death benefit payable under the HAVDB death benefit rider. If you choose this combination for a contract issued in conjunction with an application signed on or after May 1, 2017, then we will assess one combined daily charge at an annual rate of 0.50% of your Accumulation Value in the Variable Investment Options. If you choose this combination for a contract issued in conjunction with an application signed prior to May 1, 2017, then we will assess one combined daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options.
This combination of riders can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and for contracts with non-natural Owners, Annuitants must be under age 61.
Deferred Income Annuity Payout Option Rider (also referred to as Secure Future Income Rider)
When you buy your contract, you can elect for no additional charge a deferred income annuity payout option (DIA) rider if Owner/Annuitant is age 80 or under for a non-qualified contract or Owner/Annuitant is age 65 or under for a qualified contract. Even though there is no charge for this rider, it must be elected at the time of application. This rider allows you to transfer all or a portion of your Accumulation Value to it in order to create a stream of regularly scheduled payments (DIA payments) that begin on the DIA commencement date. You may not transfer any Accumulation Value to the DIA rider until the second Contract Anniversary. Only amounts not subject to a surrender charge may be transferred to the DIA rider.

This rider may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative or call our Customer Service Office Contact Center at 1-800-830-4147 for information about the availability of the rider under your contract.
The DIA rider is designed to provide you with a long term strategy for creating a future stream of Annuity Payments guaranteed to last for your lifetime or for a set period of time you choose. The DIA rider allows you to build your stream of Annuity Payments over time to be paid in the future rather than requiring one single premium at annuitization to create payments beginning immediately. The Basic Contract provides the potential to benefit from possible market gains by allocating Net Premium to an array of Variable Investment Options, which gains can be transferred to the DIA rider to increase your future stream of Annuity Payments. You bear the risk of investment losses in the Variable Investment Options. DIA transfers are maintained in GIAC’s general account. Contract guarantees, including payments under the DIA rider, are guaranteed solely by the claims-paying ability and strength of GIAC.
Ultimately, payments under the rider are subject to the claims paying ability of GIAC. While GIAC guarantees future income payments based on amounts transferred to the DIA rider and a variety of other factors, as described in this prospectus, we do not guarantee that the amounts transferred to the rider will be sufficient to provide you with a secure retirement. The level of payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial advisor, can make. As a result, we strongly recommend that you consult with your financial advisor when determining the amount and timing of transfers to the DIA rider.
DIA Transfers
We require a minimum initial DIA transfer amount of $5,000 and thereafter, the minimum additional transfer amount is $1,000. However, if you purchase a contract through an employer payroll deduction plan or you set up an automated DIA transfer plan, we may accept purchase payments below $1,000. Total DIA transfers made in any contract year after the initial DIA transfer is made may not exceed the lesser of $100,000 or the aggregate amount of DIA transfers made in the contract year in which the initial DIA transfer was made. We will not accept DIA transfers beginning 12 months prior to the DIA commencement date.
The aggregate dollar amount of DIA transfers may not exceed $1,000,000. Only 15 DIA transfers may be made annually, but these cannot exceed 5 per quarter or 3 per month. These limits may be exceeded only with our consent.
You may only make DIA transfers for a non-qualified contract if Owner/ Annuitant is age 83 or younger; for a qualified contract if Owner/ Annuitant is age 68 or younger; and if choosing a life only DIA Payout option if Owner/ Annuitant is age 70 or younger.
We will not accept any DIA transfer requests if the Annuitant is not living on the date that we receive the request. We reserve the right not to accept DIA transfer requests that would result in a violation of any applicable required minimum distribution rules described in the Internal Revenue Code.
Each DIA transfer that you make will increase the amount of your future DIA payments. The increase in your future DIA payments will be equal to the amount offered by the Company at the time of the DIA transfer for the amount transferred. This amount, the DIA payment amount, will be based on various factors, including:
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the age of the Annuitant at the time the DIA transfer request is received at our Mailing Address in Good Order;
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the DIA commencement date;
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the DIA payout option chosen;
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for non-qualified contracts, the sex of the Annuitant; and
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the current interest rate environment.
It is possible that the DIA payment amount you will receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

After making a DIA transfer, you will receive a confirmation of the current DIA transfer amount, the DIA payment amount for the current DIA transfer, and the cumulative DIA payment for all DIA transfers made to date.
You may request to cancel the DIA transfer. Notice of such request must be received at our Mailing Address in Good Order no later than the 10th day after your receipt of the confirmation for the transaction. If a DIA transfer is cancelled, we will allocate the amount of the DIA transfer back to the allocation options of the Basic Contract in the same proportion as the current Accumulation Value. If there is no Accumulation Value at the time of the cancellation, we will allocate the amount of the DIA transfer back to the allocation options in the same proportion as the Accumulation Value immediately prior to the last DIA transfer. Any death benefit provided by the Basic Contract or any other death benefit rider that may be attached to the Basic Contract will be reestablished as if the DIA transfer had not occurred. If you have cancelled a DIA transfer you may not make another DIA transfer for 90 days from the date that the DIA transfer was cancelled. Although DIA transfers can be cancelled, as set forth above, the DIA rider cannot be cancelled.
After the initial DIA transfer, you may not change the Annuitant(s), DIA commencement date (unless the Changing the DIA Commencement Date provision is exercised), or the DIA payout option. Once a DIA transfer has been made and the cancellation period has expired, the amounts transferred cannot be withdrawn from the DIA rider. You will not have access to this money except through the future stream of fixed income payments created by your transfers to the rider.
Effect of DIA Transfers on Basic Contract
All DIA transfers will be treated as withdrawals under the Basic Contract except that the DIA transfer will reduce the Chargeable Premium by the amount of the DIA transfer that was part of the Free Withdrawal Amount under the Basic Contract. A subsequent cancellation of a DIA transfer will cause the Chargeable Premium to be increased by the amount the Chargeable Premium was reduced by that transfer.
DIA transfers will be treated as withdrawals under the Basic Contract except that the DIA transfers will reduce Chargeable Premium by the amount of the DIA transfer that was part of any Free Withdrawal Amount. A cancellation of a DIA transfer will cause the Chargeable Premium to increase by the amount that the Chargeable Premium was reduced by that DIA transfer. DIA transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the Chargeable Premium, the calculation of surrender charges, and allocation of cost basis between the Accumulation Value of the Basic Contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.” Please refer to the example on page 25 which demonstrates the effect of a hypothetical DIA transfer on the Chargeable Premium, surrender charges, and the allocation of cost basis.
DIA Commencement Date - This is the date you chose for DIA payments to begin. The DIA commencement date is elected at the time of the initial DIA transfer request and cannot be subsequently changed unless the Changing the DIA Commencement Date provision is exercised. The DIA commencement date must be more than 24 months from the date of the initial DIA transfer. The latest DIA commencement date is the earlier of: (1) 40 years from the date of the initial DIA transfer; or (2) the Annuitant's age 85 (age 72 it the Basic Contract is subject to required minimum distribution rules established under the Internal Revenue Code).
DIA Payment Options
You may elect to receive DIA payments based on one of the following options.
Life Annuity without Guaranteed Period
We will make DIA payments during the lifetime of the Annuitant. We do not guarantee a minimum number of DIA payments under this option. You may elect to have no death benefit paid prior to the DIA commencement date under this option. If no death benefit is elected, this rider ends with no benefits payable upon the death of the Annuitant prior to the DIA commencement date.

Life Annuity with Guaranteed Period
We will make DIA payments during the lifetime of the Annuitant. Payments are guaranteed for the number of full years chosen in the initial DIA transfer request. The guaranteed period cannot be less than 5 years or more than the lesser of 30 years or 100 minus the Annuitant’s age on the DIA commencement date. For qualified contracts, the guaranteed period cannot exceed the Annuitant’s life expectancy as determined under the Internal Revenue Code. If the Annuitant dies before the end of the guaranteed period, we will pay the balance of the payments for the remainder of that period to the Owner, unless the Owner elects to be paid the present value of the current dollar amount of the then remaining guaranteed DIA payments for that period in a lump sum.
Life Annuity with Refund Certain
We will make DIA payments during the lifetime of the Annuitant. Payments are guaranteed until the amount of the accumulated DIA payments equals the total DIA transfers. If the Annuitant dies before the date the total DIA payments equals the total amount of DIA transfers, we will pay the balance of the payments in a lump sum unless the Owner elects to continue to receive the remaining DIA payments.
Payment Acceleration Feature
For DIA payout options other than Life Annuity without Guaranteed Period and when the Basic Contract is not subject to required minimum distribution rules established under the Internal Revenue Service, an Owner may elect to accelerate five monthly DIA payments in one lump sum subject to the following conditions:
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the DIA rider is in effect and payments thereunder have begun;
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the request is made after the DIA commencement date;
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The Owner is at least age 59 1∕2;
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the frequency of DIA payments is monthly; and
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there are at least six months of payments remaining in any guaranteed or refund certain period.
The accelerated DIA payment will be paid on the next scheduled DIA payment date following receipt of the request for acceleration at our Mailing Address in Good Order. The payment on that date will consist of the accelerated DIA payment plus the regularly scheduled DIA payment.
We will stop scheduled DIA payments after the payment of the accelerated DIA payment is made. Scheduled DIA payments will resume on the DIA payment date next following the last accelerated DIA payment. You may accelerate payments only once.
Interest Rate Change Index: Currently the Interest Rate Change Index used is the Composite Yield on Seasoned Corporate Bonds, as published by Moody’s Investors Service, Inc. using the rate in effect 3 business days prior to the date of the initial request for the change to the DIA Commencement Date. If the Interest Rate Change Index is discontinued by Moody’s, we may substitute a comparable index subject to any regulatory approval that may be required. We will notify you or any assignee of record before a substitute index is used.
Changing the DIA Commencement Date
Unless the DIA payment option is Life without Guaranteed Period, you may be able to change the DIA commencement date. You may request to change the DIA commencement date to a new date that is no more than 5 years prior to or 5 years after the DIA commencement date elected at the time of the initial DIA transfer. The new DIA commencement date must also meet the requirements described in the definition of DIA commencement date (shown above) and cannot be within 60 days of the last DIA transfer or within 12 months of the date of the initial DIA transfer. The written request for such a change must be received at our Mailing Address in Good Order no later than 14 days prior to the new DIA commencement date.
If the change is to a DIA commencement date that is earlier than the current DIA commencement date, no further changes can be made to that date. If the change is to a DIA commencement date that is later than the current DIA commencement date you may change the date one additional time. For that subsequent change, the new DIA commencement date must be no earlier than the DIA commencement date established at the time of the initial DIA transfer and no later than the then current DIA commencement date.

When you change the DIA commencement date, your DIA payment will be adjusted on an actuarially equivalent basis. The DIA payment will be determined based on the Annuity Mortality Table and Interest Rate Change Index. The Interest Rate Change Index will be adjusted by the DIA commencement date Change Factor, currently 1.50%. If the DIA commencement date is changed to a date earlier than the then current DIA commencement date, we will increase the Interest Rate Change Index by the amount of the DIA commencement date Change Factor. If the DIA commencement date is changed to a date later than the then current DIA commencement date, we will decrease the Interest Rate Change Index by the DIA commencement date Change Factor but not to a percentage that is less than zero.
The Change Factor is fixed under the terms of the contract at 1.50%. The Change Factor is a value used to account for the risk that the liabilities, or the underlying asset portfolio that supports the liabilities, do not move in tandem with the Interest Rate Change Index.
Effect of Death of Owner or Annuitant on DIA rider
Notwithstanding any provision of this rider to the contrary, all payments of benefits will satisfy the requirements of section 72(s) of the Internal Revenue Code, as amended from time to time, for non-qualified contracts or section 401(a)(9) of the Internal Revenue Code, as amended from time to time, for qualified contracts.
Death before the DIA Commencement Date
If the contract Owner (or Annuitant, if the Owner isa trust or other non-natural person) or, in California, the Death Benefit Covered Person dies prior to the DIA commencement date, any amounts transferred to the DIA rider prior to the Owner’s death will be added to the death benefit payable under the Basic Contract and the DIA rider will terminate. If the Annuitant named under the DIA rider, who is not also the Owner or, in California, the Death Benefit Covered Person dies prior to the DIA commencement date, no death benefit is payable under the Basic Contract, any amounts transferred to the DIA rider will be added to the Accumulation Value of the contract and the DIA rider will terminate.
Notwithstanding the above, if a death benefit is paid under this rider prior to the DIA commencement date and the Accumulation Value of the Basic Contract is zero, the death benefit will be paid to any Beneficiaries in a lump sum.
DIA death benefit prior to DIA commencement date:
100% of total amount of DIA transfers, unless you elect the no death benefit option under the life annuity without guaranteed period. In that case the death benefit is zero.
Death after the DIA Commencement Date
If the Annuitant dies on or after the DIA commencement date, DIA payments will stop unless such death occurs before the end of any guaranteed or refund certain period. In that case, DIA payments will continue as described in the applicable DIA payout option provision.
If an Owner dies on or after the DIA commencement date, any remaining DIA payments will be distributed over a period of time not longer than the period of the applicable DIA payout option provision in effect on the date of death.
DIA Payments
On the DIA commencement date, if a DIA death benefit would not otherwise be payable, we will begin to make DIA payments under the DIA payment option selected at the time of the initial DIA transfer. The amount of the DIA payment is equal to the total DIA Payments purchased through all DIA transfers. You may elect the frequency of payments to be monthly, quarterly, semi-annually or annually. You may change the frequency of DIA payments if we receive a written request in Good Order at our Mailing Address at least 60 days prior to the DIA commencement date. The frequency of DIA payments may not be changed on or after the DIA commencement date.
DIA Payee
We will make DIA payments to the DIA payee(s). Unless a DIA payee other than the Owner is elected by the Owner at the time of the initial DIA transfer, the Owner is the sole DIA payee. The Owner, subject to our approval and in accordance with the provisions of the rider, may elect to name a new DIA payee. If a new DIA payee is named, we will begin making payments to the new DIA payee once we receive written notification at our Mailing Address in Good Order of the new DIA payee. Any change of DIA payee is effective on the date the notice of change is signed. However, this change will not apply to any payments made or actions taken by us on or before the Valuation Date we receive notice of the change at our Mailing Address in Good Order. In addition, the DIA payee may change if there is a change of Owner; or a DIA payee dies.
In either case, unless otherwise elected by the Owner in a written notice received at our Mailing Address in Good Order, the Owner becomes the new DIA payee.
Inactive Contracts
If the Accumulation Value of the Basic Contract is paid out to the contract Owner because the contract is surrendered or cancelled due to inactivity but the DIA payout option has been funded and the DIA rider is in force, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the contract Owner. If the Accumulation Value is paid out to the contract Owner because the contract is surrendered or cancelled due to inactivity and the DIA payout option has not been funded and the rider is not in force, the contract is terminated.
Premium Tax
We may deduct any premium taxes from DIA transfers. If we do so, the amount of that tax will be deducted from the DIA transfer at the time the transfer is made and prior to determining the DIA transfer purchase amount applicable to that transfer. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

FINANCIAL INFORMATION
How We Calculate Accumulation Unit Values
When you choose a Variable Investment Option, you accumulate variable Accumulation Units. To calculate the number of Accumulation Units you buy with each payment, we divide the amount you invest in a Variable Investment Option by the value of units in that Variable Investment Option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.
To determine your Accumulation Value in the Variable Investment Options, we multiply the number of Accumulation Units in each Variable Investment Option by the current unit value for that option. The current unit value for each Variable Investment Option is determined by multiplying the unit value for the applicable Variable Investment Option for the prior Valuation Period by the net investment factor for the current Valuation Period.
The net investment factor is a measure of the investment experience of each Variable Investment Option. We determine the net investment factor for a given Valuation Period as follows:
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At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.
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We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.
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Finally we add up the daily charges (contract charges and the enhanced death benefit rider(s) where applicable) and subtract them from the above total.
Contract Costs and Expenses
Transaction Expenses
Surrender charge
For withdrawals with surrender charges, you may instruct us to deduct any applicable surrender charges from the amount requested. Otherwise, we will deduct the surrender charge from the remaining value of your contract. We do not impose a surrender charge on the amount deducted from the remaining value that is used to pay surrender charges on the withdrawal. DIA transfers are not subject to surrender charges. Each contract year, you are allowed to make an annual withdrawal from the contract, without paying a surrender charge, of an amount equal to 10% of total premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. Please see the Surrender and Withdrawals section for more information.
For withdrawals, you may instruct us to deduct any applicable surrender charges from the amount requested. Otherwise, we will deduct the surrender charge from the remaining value of your contract. We do not impose a surrender charge on the amount deducted from the remaining value that is used to pay surrender charges on the withdrawal.
When we calculate the surrender charge, all amounts deducted are deemed to be withdrawn on a first-in, first-out basis. (Surrender charges are listed in the table to the left.)
Each contract year, you can make a withdrawal from the contract without paying a surrender charge, however, of a Free Withdrawal Amount equal to 10% of total premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as a Free Withdrawal Amount in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.
Also, all premium payments made before spousal continuation or at the time a contract is issued pursuant to an internal 1035 exchange of certain contracts will not be subject to a surrender charge. See Spousal continuation.

We do not impose surrender charges on contracts bought by:
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Guardian Life, its subsidiaries or any of their separate accounts
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present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries
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present or retired directors or officers of any of the Funds
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present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Park Avenue Securities LLC
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immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:
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spouses
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children and grandchildren
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parents and grandparents
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brothers and sisters
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trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above
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clients of broker-dealers, financial institutions and registered investment advisors that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts.
Premium taxes
Some states and municipalities may charge premium taxes when premium payments are made or when your Accumulation Value is applied under a payout option. These taxes currently range from 0.50% up to 3.5% of the premium payments made. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.
In jurisdictions where the premium tax is incurred when a premium payment is made, we will pay the premium tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, on your death, or when your Accumulation Value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.
Annual Contact Expenses
Administrative Expenses
The Company does not deduct Administrative Expenses from your Contract.
Base Contract Expenses
We will deduct daily a portion of the assets allocated to Variable Investment Options for administrative expenses and mortality expense risks.
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For contracts issued in conjunction with applications signed on or after May 1, 2017, the annual charge is 0.75%.
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For contracts issued in conjunction with applications signed prior to May 1, 2017, the annual charge is 1.00%.
Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.
Optional Benefit Charges
Highest anniversary value death benefit rider expense
lf you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.35% for contracts issued in conjunction with applications signed on or after May 1, 2017, and 0.30% for contracts issued in conjunction with applications signed prior to May 1, 2017.

Return of premium death benefit basic rider expense.
If you choose the premium death benefit basic rider and it is in effect, then you will pay a daily charge based on an annual rate 0.25%.
Return of premium death benefit plus rider expense
If you choose the return of premium plus death benefit plus rider and it is in effect, then you will pay a daily charge based on an annual rate 0.45% for contracts issued in conjunction with applications signed on or after May 1, 2017, and 0.30% for contracts issued in conjunction with applications signed prior to May 1, 2017.
Combination of highest anniversary value death benefit and return of premium death benefit plus riders charge
We will deduct daily a portion of the assets allocated to Variable Investment Options as a charge for this combination of riders. For contracts issued in conjunction with applications signed on or after May 1, 2017, this results in an annual rider charge is 0.50%. For contracts issued in conjunction with applications signed prior to May 1, 2017, this results in an annual rider charge is 0.35%.
Expenses of the Funds
The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per- share value of the Funds. They are fully described in the Funds’ prospectuses.
Federal Tax Matters
The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the IRS.
We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.
Owner Control. In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the Owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the Owner of a contract should not be treated as the Owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the contracts from being treated as the Owners of the underlying separate account assets.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the Annuity Commencement Date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the holder’s death. The designated Beneficiary refers to a natural person designated by the holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.
The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages under state law will be recognized for federal law purposes. Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferral vehicle. Please consult with a tax advisor with questions regarding your tax situation.
Other rules may apply to qualified contracts.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.
We believe that if you are a natural person you will not be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s Accumulation Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution. If an Owner transfers a contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between the cash surrender value and the investment in the contract at the time of the transfer.
When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1∕2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the tax penalty. The Owner generally will be responsible for taxes owed on taxable distributions from the contract, but different results could apply in some cases if the Owner names someone other than the Owner as the payee under the contract.
If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.
Taxation of non-qualified contracts
Non-natural person– If a non-natural person owns a non-qualified annuity contract, the Owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.
Withdrawals before the Annuity Commencement Date– When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the Accumulation Value immediately before the distribution that exceeds the Owner’s investment in the contract. Generally, the Owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the contract. In addition, if the Basic Contract is issued with a deferred income annuity (DIA) payout option rider, amounts allocated under the Basic Contract to the DIA payout option rider are not part of the Basic Contract’s cash value for purposes of determining the taxable amount of any withdrawal from the Basic Contract prior to the DIA Commencement Date. When an allocation is made to the DIA payout option rider the partial annuitization rules will apply and a pro rata portion of the investment in the contract with respect to the Basic Contract will be apportioned between the Basic Contract and the DIA payout option rider. You should consult a tax adviser about the consequences of withdrawals from a contract with a DIA payout option rider.
Tax Penalty on certain withdrawals– In the case of a distribution from a non- qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:
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made on or after the taxpayer reaches age 59 1∕2
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made from an immediate annuity contract
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made on or after the death of an Owner
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attributable to the taxpayer’s becoming disabled, or
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made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer and a Beneficiary.
If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1∕2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1∕2 under any option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.
Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.
Annuity Payments– Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income. In addition, the Internal Revenue Code provides special rules for a partial annuitization, where Annuity Payments are received for life or at least 10 years under part of an annuity contract while the rest of the contract remains in a deferred status. If your contract was issued with a DIA payout option rider and an allocation was made to the DIA payout option rider, the partial annuitization rules will apply at the time of each allocation and a portion of the investment in the contract with respect to the Basic Contract will be apportioned between the Basic Contract and the DIA payout option rider. You should consult your tax advisor about the treatment of any DIA payments.
Assigning contract interests
If the contract is a qualified contract, the Contract Owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the Contract Owner.

Taxation of death benefits– Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:
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if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract.
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if distributed under a payout option, they are taxed in the same way as Annuity Payments.
If the contract was issued with a DIA payout option rider, there are some circumstances in which the death of the Annuitant would cause a death benefit under the rider to be credited to the cash value of the Basic Contract even though no death benefit is payable under the Basic Contract. GIAC currently intends to treat this as a non-event for tax purposes, but there is some uncertainty whether the amount credited from the rider to the Basic Contract would be currently taxable. You should consult your tax adviser.
Transfers, assignments and contract exchanges– Transferring or assigning ownership of a contract, designating an Annuitant other than the Owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new Owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.
Withholding tax– Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.
Treatment of certain charges– It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1∕2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.
Multiple contracts– All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the Contract Owner’s income when a taxable withdrawal occurs.
Taxation of qualified contracts
Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.
Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
Individual Retirement Accounts and Annuities (IRAs)-As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income and other factors.
Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.
SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another arrangement from which the tax law allows such rollovers or transfers to be made. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.
Distributions from Roth IRAs are generally not taxed if they meet certain requirements. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1∕2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% tax penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Corporate pension and profit-sharing plans– Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.
Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.
Tax penalty on certain withdrawals– Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:
●
made on or after the taxpayer reaches age 59 1∕2
●
made on or after the death of an Owner
●
attributable to the taxpayer’s becoming disabled
●
made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.
If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1∕2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1∕2 under any option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.
Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.
Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.
In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.
Qualified contracts have required minimum distribution (RMD) rules that govern the timing and amount of distributions. There is a 25% excise tax on any shortfall to taking the full RMD for a year, which is reduced to 10% if the shortfall is corrected within two years.
For IRAs, RMDs must begin by an individual’s “applicable age.” For most other Qualified Contracts, distributions generally must begin by the later of the individual’s applicable age or retirement. For individuals who reached age 70 1∕2 before January 1, 2020, the applicable age is 70 1∕2. For individuals who reached age 72 before January 1, 2023, the applicable age is 72. For individuals who reached age 72 after December 31, 2022 and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 73 after 2032, the applicable age is 75. For Roth IRAs or accounts, no RMDs are required during the individual’s lifetime.
You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about RMD rules. If you are attempting to satisfy these rules through withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. In addition, if your qualified contract was issued with a DIA payout option rider, there is some uncertainty regarding how the minimum distribution rules apply after the DIA commencement date. Consult a tax adviser.
Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover“ from the plan to an eligible retirement plan as defined in the Internal Revenue Code; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Federal estate gift and generation-skipping transfer taxes
While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer tax (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.
Medicare tax
Distributions from non-qualified annuity policies will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, if the payee is a foreign financial institution or a non-financial foreign entity within the meaning of the Internal Revenue Code as amended by the Foreign Account Tax Compliance Act, distributions to the payee could be subject to 30% withholding irrespective of the status of any beneficial owner or the existence of a treaty. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.
Our income taxes
At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.
Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.
Possible tax law changes
Tax law is subject to change and may be subject to interpretation. There is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.
We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

RIGHTS AND RESPONSIBILITIES
Telephone and Electronic Services
We will process certain transactions by telephone if you have authorized us to do so. We currently take Fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling our Customer Service Office Contact Center at 1-800-830-4147 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.
In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website www.GuardianLife.com for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies however, you have the right to request paper copies at any time.
Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.
We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the Contract Owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request at our Mailing Address. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.
Voting Rights
We own all Fund shares held in the Separate Account. As the Owner, we have the right to vote on any matter put to vote at any Fund's shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other Contract Owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of Contract Owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.
The Owner of the contract has voting rights. Voting rights diminish with the reduction of your Accumulation Value.
Your Right to Cancel the Contract
During the 10 to 30 day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in Good Order at our Mailing Address. You can forward these documents to GIAC’s Mailing Address or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.
Upon cancellation, we will refund to you:
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the difference between the gross premiums you paid (including contract charges, premium taxes and other charges) and the amounts we allocated to the Variable Investment Options you chose; and
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the Accumulation Value of the contract on the date we receive your cancellation.
If state law requires, you will receive the greater of total premiums you paid for the contract or the Accumulation Value of your contract instead.

OTHER INFORMATION
Distribution of the Contract
The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA). The principal underwriter of the contract is PAS, located at 10 Hudson Yards, New York, New York 10001.
GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. For contracts issued on applications signed and prior to June 16, 2014, commissions paid in conjunction with the annuity contracts will be up to 5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest Owner is age 81 or older on the contract’s issue date, commissions paid in conjunction with the contracts will be up to 2.5% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly.
For contracts issued on applications signed between June 16, 2014 and April 30, 2017, commissions paid in conjunction with the annuity contracts will be up to 5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest Owner is age 81 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 2.5% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly. If the oldest Owner is age 86 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 1.25% on all premium payments and, beginning in the 18th contract month a commission of up to 0.075% of the unliquidated premiums may be paid quarterly.
For contracts issued on applications signed and dated on or after May 1, 2017, commissions paid in conjunction with the annuity contracts will be up to 5.5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest Owner is age 81 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 2.0% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly.
We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.
In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.
You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.
If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.
No specific charge is assessed directly to Contract Owners or the Separate Account to cover commissions or other forms of compensation described above. We do intend to recoup commissions and other sales expenses and incentives that we pay, however, through fees and charges deducted under the policy and other corporate revenue.
Broker-Dealer Contract Variations. There may be variations in the availability of investment options, contract benefits, or other contract features described in this prospectus that we are unaware of, but which may apply depending on the broker-dealer through which the contract is sold. Although we are not currently aware of any such material variations, variations may be imposed by some broker-dealers without our knowledge. For example, your financial professional may not recommend a particular investment option or contract benefit to you. Taking into consideration the terms of our current agreements with our distribution partners and the limitations on administrative systems to track such information, we currently cannot obtain information about any such unknown financial intermediary variations without unreasonable effort or expense.
You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional.
Financial Statements
We encourage contract Owners to read and understand our financial statements and those of the Separate Account. Our audited statutory financial statements and the Separate Account’s audited financial statements are incorporated by reference in the SAI. You can request a copy of the financial statements by contacting our Service Center.
Legal Proceedings
We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Variable Investment Options
The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://Guardianlife.onlineprospectus.net/Guardianlife/profreedomb/?ctype=product_prospectus. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-800-830-4147.
The availability of investment options may vary depending on the broker-dealer through which the contract is sold. See Distribution of the Contract - Broker-Dealer Contract Variations.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Funds available for contracts issued in conjunction with applications signed on or after May 1, 2023.
			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
The Fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series® Capital World Growth and Income Fund (Class 4) Capital Research and Management Company	0.91%	24.46%	10.01%	10.74%
The Fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series® Global Growth Fund (Class 4) Capital Research and Management Company	0.90%	21.34%	7.97%	11.89%
The Fund’s investment objective is to provide growth of capital.	American Funds Insurance Series® Growth Fund (Class 4) Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
The Fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series® Growth-Income Fund (Class 4) Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® The Bond Fund of America (Class 4) Capital Research and Management Company	0.72%	6.98%	-0.38%	2.11%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)[1] Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	3.86%	2.90%	1.83%
The Fund seeks capital appreciation.	Guardian All Cap Core VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.83%	12.25%	N/A	N/A
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.91%	12.92%	N/A	N/A

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.52%	6.61%	N/A	N/A
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.82%	7.07%	-0.12%	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.95%	18.06%	14.36%	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	14.76%	N/A	N/A
The Fund seeks total return.	Guardian Global Utilities VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	1.09%	26.93%	11.72%	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.97%	10.13%	10.63%	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	14.65%	12.63%	N/A
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.14%	27.11%	5.79%	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.15%	17.97%	2.78%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	16.99%	12.01%	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	0.97%	17.15%	13.66%	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.98%	15.32%	12.14%	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.09%	5.61%	9.55%	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.08%	8.14%	6.98%	N/A
The Fund seeks to provide a high current income with a secondary objective of capital appreciation.	Guardian Multi-Sector Bond VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	0.96%	8.46%	-0.66%	N/A
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.96%	10.34%	N/A	N/A
The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.45%	5.35%	N/A	N/A

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Small Cap Value Diversified VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	1.05%	6.66%	4.56%	N/A
The Fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	1.02%	1.56%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.92%	11.76%	N/A	N/A
The Fund seeks total return with an emphasis on high current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.81%	6.87%	-0.82%	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government/Credit VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.74%	6.72%	0.21%	N/A
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	25.15%	13.71%	21.48%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund Service Class American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%
Seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in companies of a size similar to those in the Russell 2000 Value Index.	Putnam VT Small Cap Value Fund (Class IB) Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investments Limited (PIL)	0.20%	5.27%	10.99%	9.13%
Current income and total return.	Victory Pioneer Bond VCT Portfolio (Class II) Victory Capital Management Inc.	1.12%	8.87%	0.51%	2.59%
1
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
Funds available for contracts issued in conjunction with applications signed before May 1, 2023.
			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.10%	13.21%	4.74%	5.25%
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS/Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	0.80%	4.66%	22.06%	10.70%
To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Global Opportunty (Class III)[1] ALPS Advisors, Inc.	0.95%	1.36%	6.30%	9.36%
The Fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series® Capital World Growth and Income Fund (Class 4) Capital Research and Management Company	0.91%	24.46%	10.01%	10.74%
The Fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series® Global Growth Fund (Class 4) Capital Research and Management Company	0.90%	21.34%	7.97%	11.89%
The Fund’s investment objective is to provide growth of capital.	American Funds Insurance Series® Growth Fund (Class 4) Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
The Fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series® Growth-Income Fund (Class 4) Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® The Bond Fund of America (Class 4) Capital Research and Management Company	0.72%	6.98%	-0.38%	2.11%
The Fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds Insurance Series® U.S. Government Securities Fund (Class 4) Capital Research and Management Company	0.75%	7.54%	-0.49%	1.45%
The Fund seeks to achieve its objective by investing in alternative (or non-traditional) investment strategies.	DWS Alternative Asset Allocation VIP (Class B) DWS Investment Management Americas Inc. RREEF America L.L.C.	1.31%	10.03%	4.88%	4.52%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)[2] Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	3.86%	2.90%	1.83%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.91%	12.92%	N/A	N/A
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.82%	7.07%	-0.12%	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.95%	18.06%	14.36%	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.97%	10.13%	10.63%	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	14.65%	12.63%	N/A
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.14%	27.11%	5.79%	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.15%	17.97%	2.78%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	16.99%	12.01%	N/A

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	0.97%	17.15%	13.66%	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.98%	15.32%	12.14%	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.09%	5.61%	9.55%	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.08%	8.14%	6.98%	N/A
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.96%	10.34%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Value Diversified VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	1.05%	6.66%	4.56%	N/A
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.92%	11.76%	N/A	N/A
Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies Guggenheim Investments	1.75%	1.25%	1.23%	1.62%
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II) Invesco Advisers, Inc.	1.13%	8.69%	2.27%	4.91%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	25.15%	13.71%	21.48%
Total Return.	Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares) Lazard Asset Management LLC	1.05%	15.72%	5.19%	5.93%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund Service Class American Century Investment Management, Inc..	0.72%	6.33%	0.62%	2.61%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II) Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Company	1.30%	32.90%	4.32%	7.21%
To seek to provide total return through a combination of high current income and capital appreciation.	Nomura VIP High Income Series Service Class formerly Macquarie VIP High Income Series Service Class Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.97%	7.17%	3.73%	5.56%
The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio (Advisor Class) PIMCO	1.16%	8.12%	2.91%	3.45%

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in companies of a size similar to those in the Russell 2000 Value Index.	Putnam VT Small Cap Value Fund (Class IB) Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investments Limited (PIL)	0.20%	5.27%	10.99%	9.13%
The Fund seeks to achieve capital growth by engaging in merger arbitrage.	The Merger Fund VL Virtus Investment Advisers, Inc. Westchester Capital Management, LLC	1.40%	8.63%	3.64%	4.37%
The Fund seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio II T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Current income and total return.	Victory Pioneer Bond VCT Portfolio (Class II) Victory Capital Management Inc.	1.12%	8.87%	0.51%	2.59%
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real Estate Securities Series Virtus Investment Advisers, Inc. Duff & Phelps Investment Management Co.	1.10%	0.72%	6.06%	5.95%
1
This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.
2
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
Fixed Investment Options
The following is a list of fixed options currently available under the contract. We may change the features of the fed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See The accumulation period, fixed-rate option in the prospectus for more information.
Name	Term	Minimum Guaranteed Interest Rate
Fixed-rate option	1 year	1%
The fixed-rate option is not available while the Earnings Benefit Rider is in effect.

The statement of additional information (SAI) includes additional information about the Separate Account. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI or to inquire about your contract, call us at 1-800-830-4147 or visit our website at https://Guardianlife.onlineprospectus.net/Guardianlife/profreedomb/?ctype=product_sai.
Reports and other information about the Separate Account and GIAC is available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Contract ID: C000127699

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
Issued Through Separate Account R
of The Guardian Insurance & Annuity Company, Inc.
Statement of Additional Information dated May 1, 2026
This Statement of Additional Information (“SAI”) contains additional information to the Prospectus dated May 1, 2026 for the individual flexible premium deferred variable annuity contract, Guardian Investor ProFreedom Variable AnnuitySM (B Share). Unless otherwise indicated, all terms in this SAI have the same meaning as when used in the Prospectus.
This is not a prospectus.
A free Prospectus is available upon request by writing:
For private express mail with tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
6716 Grade Ln., Building 9, Suite 910
Louisville, KY 40213
For standard mail delivery without tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
P.O. Box 14293
Louisville, KY 40512-4293
or calling:
Customer Service Office Contact Center
1-800-830-4147
or online: https://Guardianlife.onlineprospectus.net/Guardianlife/profreedomb/?ctype=product_prospectus
Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

ii

Services to the Separate Account
GIAC issues variable annuity contracts and variable life insurance policies through several separate accounts all of which are registered as unit investment trusts under the 1940 Act (“Separate Accounts”). Park Avenue Securities LLC (PAS), serves as principal underwriter for the Separate Accounts pursuant to a distribution and service agreement between GIAC and PAS. Prior to December 30, 2019 PAS was a wholly owned subsidiary of GIAC. Effective December 31, 2019, Park Avenue Securities LLC (PAS), became a wholly owned subsidiary of The Guardian Life Insurance Company of America. PAS serves as principal underwriter for the Separate Accounts pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid an aggregate amount of commissions to PAS of $14,063,433 in 2023, $21,191,833 in 2024, and $24,608,091 in 2025. Of those aggregate amounts, PAS retained $2,963,941 in 2023, $3,773,196 in 2024, and $4,030,191 in 2025.
On November 1, 2022, GIAC entered into an Administrative Services Agreement with Talcott Resolution Life Insurance Company (“Talcott”), a Connecticut-domiciled life insurance company to provide administrative and other services with respect to the Separate Account. Talcott maintains the books and records of the Separate Account and acts as custodian of the assets of the Separate Account. Effective April 4, 2026, Talcott appointed Cognizant Technology Solutions Services, LLC as its Third-Party Administrator (TPA), who will perform administrative services, including customer support and claims processing, on its behalf.
Annuity Payments
The objective of the contracts is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.
Value of an Annuity Unit: The value of an Annuity Unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an Annuity Unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The Annuity Unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of Annuity Units by the value of an Annuity Unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the payment is due.
Determination of the First Annuity Payment: At the time Annuity Payments begin, the value of the Contract Owner’s account is determined by multiplying the appropriate variable or fixed Accumulation Unit value on the Valuation Period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed Accumulation Units credited to the Contract Owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.
The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.
1

DIA TRANSFERS
A.
At the time you submit a transfer request we will inform you of the following:
1.
That amounts used to purchase deferred income payments are not liquid.
2.
That payments made pursuant to the DIA rider are subject to the credit risk of the insurance company.
3.
The DIA payment amount that you receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
4.
The DIA payment amount is based on various factors disclosed in your prospectus. The confirmation we send you will provide you with the DIA payment amount for the amount you have transferred.
B.
Upon completion of the transfer you will receive a confirmation which will inform you of the following:
1.
The amount of the DIA payment purchased.
2.
The lack of liquidity of amounts transferred to the DIA rider.
3.
A notice that the Contract Owner has the ability to consider other products and cancel within a specific period of time.
4.
Any compensation paid to the broker/dealer or any other person as a result of a DIA transfer.
Calculation of Yield Quotations for Fidelity Vip Government Money Market Portfolio Investment Division
The yield of the investment division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the investment division investing in the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “The Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable annuity taxes) and any applicable contingent deferred sales charge (surrender charge) assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a Contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.
Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.
The current and effective yields of the Fidelity VIP Government Money Market Portfolio Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio’s portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.
2

Valuation of Assets of the Separate Account
The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding Annuity Units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.
Qualified Plan Transferability Restrictions
Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the Contract Owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.
Experts
The (i) financial statements of each of the investment options of The Guardian Separate Account R as of December 31, 2025 and for each of the periods indicated therein, and the (ii) statutory basis financial statements of The Guardian Insurance & Annuity Company, Inc. as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025 incorporated in this Statement of Additional Information by reference to the filed Form N-VPFS have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.
Financial Statements
(a)
The following financial statements are incorporated by reference in this Part B.
(1)
The Guardian Separate Account R Incorporated by reference to Form N-VPFS filed by the Registrant on April 17, 2026 (File No. 811-21438; Accession Number: 0001193125-26-161328).
Statement of Assets and Liabilities as of December 31, 2025
Statement of Operations for the Year Ended December 31, 2025
Statements of Changes in Net Assets for the Years Ended December 31, 2025 and 2024
Notes to Financial Statements
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm
(2)
The Guardian Insurance & Annuity Company, Inc.: Incorporated by reference to Form N-VPFS filed by the Insurance Company on April 10, 2026 (Accession Number: 0001193125-26-150895).
Statutory Basis Balance Sheets as of December 31, 2025 and 2024
Statutory Basis Statements of Operations for the Years Ended December 31, 2025, 2024 and 2023
Statutory Basis Statements of Changes in Capital and Surplus for the Years Ended December 31, 2025, 2024 and 2023
Statutory Basis Statements of Cash Flows for the Years Ended December 31, 2025, 2024 and 2023
Notes to Statutory Basis Financial Statements
Supplemental Schedule 1 - Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm
3

The Guardian Separate Account R
PART C. OTHER INFORMATION
Item 27.
Exhibits
Number	Description
(a)	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)
(b)	Not Applicable
(c)	Underwriting and Distribution Contracts:
(c)(i)	Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(4)
(c)(ii)	Form of GIAC Selling Agreement(4)
(d)(i)	Specimen of ProFreedom Variable Annuity Contract(2)
(d)(ii)	Specimen of ProStrategies Variable Annuity Contract(2)
(d)(i)	Highest Accumulation Value Death Benefit Rider (HAVDB)(2)
(d)(iv)	Return of Premium Death Benefit Rider (ROPDB)(2)
(d)(v)	Deferred Income Annuity Payout Option Rider (DIA)(2)
(d)(vi)	Payments for a 10 Year Period Certain(1)
(e)	Form of Application for Variable Annuity Contract(1)
(f)(i)	Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)
(f)(ii)	By-laws of The Guardian Insurance & Annuity Company, Inc(1)
(g)(i)
Coinsurance and Modified Coinsurance Agreement between Guardian Insurance & Annuity Company, Inc. and Talcott
Resolution Life Insurance Company (confidential portions of this exhibit have been redacted)(19)

(g)(ii)	ADMINISTRATIVE SERVICES AGREEMENT BETWEEN THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. AND TALCOTT RESOLUTION LIFE INSURANCE COMPANY (confidential portions of this exhibit have been redacted)(20)
(h)	Participation Agreements.
(h)(i)	AB Variable Products Series Fund(6)
(h)(i)(a)	First Amendment to Agreement (2008)(6)
(h)(i)(b)	Amendment to Agreement (No. 2)(12)
(h)(i)(c)	Amendment to Agreement (No.3)(12)
(h)(i)(d)	Amendment to Agreement (No. 4)(12)
(h)(i)(e)	Amendment to Agreement (No. 5) (2015)(12)
(h)(i)(f)	Amendment to Agreement (No. 6) (2021)(17)
(h)(ii)	AIM/Invesco Variable Insurance Funds (1998)(6)
(h)(ii)(a)	Amendments to Agreement (No. 1-5) (1998-2005)(15)
(h)(ii)(b)	Amendment to Agreement (No. 6)(6)

Number	Description
(h)(ii)(c)	Amendment to Agreement (No. 7) (2008)(15)
(h)(ii)(d)	Amendment to Agreement (No. 8)(12)
(h)(ii)(e)	Amendment to Agreement (No. 9)(12)
(h)(ii)(f)	Amendment to Agreement (No. 10) (2015)(12)
(h)(ii)(g)	Amendment to Agreement (No. 11) (2021)(12)
(h)(iii)	ALPS Variable Investment Trust(8)
(h)(iii)(a)	Amendment to Participation Agreement (2020)(17)
(h)(iv)	American Century** (1998) (as amended through 2009)(15)
(h)(iv)(a)	Amendment to Participation Agreement (2020)(17)
(h)(v)	American Funds Insurance Series (2017) (as amended through 2021)(16)
(h)(vi)	Deutsche DWS Variable Series II (2013) (as amended through 2021)(17)
(h)(vii)	Fidelity Variable Insurance Products Fund (including amendments 1-3)(6)
(h)(vii)(a)	Amendment #4 to Agreement (2002)(6)
(h)(vii)(b)	Amendment #5 to Agreement (2005)(6)
(h)(vii)(c)	Amendment #6 to Agreement (2008)(6)
(h)(vii)(d)	Amendment #7 to Agreement (2021)(17)
(h)(viii)	Franklin Templeton (2002)(6)
(h)(viii)(a)	Amendment No. 1 (2004)(6)
(h)(viii)(b)	Amendment No. 2 (2007)(6)
(h)(viii)(c)	Amendment No. 3 (2008)(6)
(h)(viii)(d)	Amendment No. 4 (2013)(10)
(h)(viii)(e)	Amendment No. 5 (2015)(10)
(h)(viii)(f)	Amendment No.6 (2021)(17)
(h)(ix)	Guardian Variable Products Trust (2016) (as amended through 2021)(17)
(h)(x)	Ivy Investment Management Company (previously Waddell & Reed, Inc.)** (2010)(15)
(h)(x)(a)	Amendment to Participation Agreement (2020)(17)
(h)(xi)	Janus Aspen Series (service shares) (2000)(7)
(h)(xi)(a)	Amendment to Agreement (2000)(7)
(h)(xi)(b)	Amendment to Agreement (2008)(7)
(h)(xi)(c)	Amendment to Agreement (2020)(17)
(h)(xii)	Lazard Retirement Series, Inc. (2000) (as amended through 2020)(17)
(h)(xiii)	Legg Mason Partners Variable Income Trust (2011)(9)
(h)(xiii)(a)	Amendment to Participation Agreement (2020)(17)
(h)(xiv)	Merger Fund VL (2013) (as amended through 2021)(17)
(h)(xv)	MFS Variable Insurance Trust** (2000) (as amended through 2008)(14)

Number	Description
(h)(xv)(a)	Amendment to Participation Agreement (2020)(17)
(h)(xvi)	Morgan Stanley Variable Insurance Fund, Inc. (2013) (as amended through 2021)(17)
(h)(xvii)	PIMCO / ALLIANZ (2009)(8)
(h)(xvii)(a)	Amendment to Participation Agreement (2021)(17)
(h)(xviii)	Pioneer Funds(10)
(h)(xviii)(a)	Amendment No. 1 to Pioneer Participation Agreement (2013)(11)
(h)(xviii)(b)	Amendment No. 2 to Pioneer Participation Agreement (2020)(17)
(h)(xix)	Putnam Funds Participation Agreement (2012)(13)
(h)(xix)(a)	Amendment No. 1 to Putnam Funds Participation Agreement (2013)(13)
(h)(xix)(b)	Amendment No. 2 to Putnam Funds Participation Agreement (2015)(13)
(h)(xix)(c)	Amendment No. 3 to Putnam Funds Participation Agreement (2016)(13)
(h)(xix)(d)	Amendment No. 4 to Putnam Funds Participation Agreement (2020)(17)
(h)(xx)	Rydex Variable Trust (2013) (as amended through 2021)(17)
(h)(xxi)	T. Rowe Price Equity Series, Inc. (2013) (as amended through 2021)(17)
(h)(xxii)	N/A
(h)(xxiii)	VanEck VIP Trust (as amended through 2021)(17)
(h)(xxiv)	Virtus Variable Insurance Trust (as amended through 2021)(17)
(h)(xxv)	World Funds Trust(19)
(i)	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and its Subsidiaries(1)
(j)	Not Applicable
(k)	Opinion and consent of Counsel(3)
(l)	Consent of PricewaterhouseCoopers LLP(22)
(m)	Not Applicable
(n)	Not Applicable
(o)	Form of Initial Summary Prospectus(16)
(p)(i)	Powers of attorney executed by Keith Namiot and Andrew Gordon(21)
(p)(ii)	Power of attorney executed by Carl Desrochers(18)
(p)(iii)	Power of attorney executed by Jeffrey Turcotte(20)
(1)
Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on April 4, 2013.
(2)
Incorporated by reference to the Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on June 21, 2013.
(3)
Incorporated by reference to the Pre-Effective Amendment No. 3 to Registration Statement on Form N-4 (Reg. No.333-187762 as filed on December 9, 2013.
(4)
Incorporated by reference to the Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on April 27, 2015.
(5)
Not Applicable

(6)
Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on August 1, 2008 (File No. 333-151073; Accession No. 0001193125-08-163928)
(7)
Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on August 26, 2008 (File No. 333-151073; Accession No. 0001193125-08-184460)
(8)
Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2010 (File No. 333-151073; Accession No. 0001193125-10-094621)
(9)
Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2011 (File No. 333-151073; Accession No. 0001193125-11-111532)
(10)
Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 2, 2013 (File No. 333-188304; Accession No. 0001193125-13-196448)
(11)
Incorporated by reference to Pre-Effective Amendment No. 2 on Form N-6 filed by the Registrant on September 27, 2013 (File No. 333-188304; Accession No. 0001193125-13-382543)
(12)
Incorporated by reference Post-Effective Amendment No. 2 to the Registration statement on Form N-6 filed by the Registrant on April 24, 2015 (File No. 333-188304; Accession No. 0001193125-15-146150)
(13)
Incorporated by reference Post-Effective Amendment No. 4 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2016 (File No. 333-188304; Accession No. 0001193125-16-553860)
(14)
Incorporated by reference to Post-Effective Amendment No. 5 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2017 (File No. 333-188304; Accession No. 0001193125-17-136515)
(15)
Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on April 26, 2019 (File No. 333-222952; Accession Number 0001193125-19-122119)
(16)
Incorporated by reference to the Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on February 26, 2021.
(17)
Incorporated by reference to the Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on April 28, 2021.
(18)
Incorporated by reference to the Post-Effective Amendment No. 14 to Registration Statement on Form N-4 filed on April 28, 2022. (Reg. No. 333-187762 Accession No. 0001193125-22-127444)
(19)
Incorporated by reference to the Post-Effective Amendment No. 15 to Registration Statement on Form N-4 filed on April 27, 2023. (Reg. No. 333-187762 Accession No. 0001193125-23-121948)
(20)
Incorporated by reference to the Post-Effective Amendment No. 15 to Registration Statement on Form N-4 filed on April 25, 2025 (Reg. No. 333-187762 Accession No. 0001193125-25-096163)
(21)
Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on August 27, 2025 (Reg. No. 333-272291 Accession Number 0001193125-25-189594)
(22)
Filed herewith
Item 28.
Directors and Officers of the Insurance Company
The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”).
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
DIRECTOR & OFFICER ROSTER
Name and Principal Business Address:	Positions and Offices with Insurance Company
Keith Namiot 10 Hudson Yards, New York, NY 10001	Director and President Director
Andrew Gordon 10 Hudson Yards, New York, NY 10001	Director
Jeffrey Turcotte 10 Hudson Yards, New York, NY 10001	Director and Chief Actuary
Nicholas Liolis 10 Hudson Yards, New York, NY 10001	Chief Investment Officer

Name and Principal Business Address:	Positions and Offices with Insurance Company
Isaac Lowenbraun 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of Fixed Income Allocations
Felix Lurye 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of ALM & Investment Strategy
Adam Berkowitz 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of Alternative Allocations
Kermitt Brooks 10 Hudson Yards, New York, NY 10001	Chief Legal Officer
Harris Oliner 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Corporate Secretary
Mark Tynkov 10 Hudson Yards, New York, NY 10001	Illustration Actuary
Carl Desrochers 700 South Street, Pittsfield, MA 01201	Head of IM Finance and Actuarial
Chi M. Kwok 10 Hudson Yards, New York, NY 10001	Managing Director, Actuary, Asset Liability Management
Jeff Butscher 6255 Sterner’s Way, Bethlehem, PA 18017	Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer
Stuart Carlisle 10 Hudson Yards, New York, NY 10001	Head of Product Fund Management
Kimberly Delaney Geissel 6255 Sterner’s Way, Bethlehem, PA 18017	Strategic Initiatives Executive
Debra Udicious 10 Hudson Yards, New York, NY 10001	Corporate Treasurer
Andrew Baj 10 Hudson Yards, New York, NY 10001	Derivatives Officer
Larry Weiss 10 Hudson Yards, New York, NY 10001	Head of Asset Management Accounting & Mutual Fund Treasurer
Nahulan Ethirveerasingam 10 Hudson Yards, New York, NY 10001	Head of Annuity Product Management
Alex D. Borress 101 Crawfords Corner Rd. Holmdel, NJ 07733	Senior Lead Actuary, Head of Life & Annuity Pricing
Mordechai Shapiro 10 Hudson Yards, New York, NY 10001	Senior Director, Actuary, Asset & Liability Management
Shawn P. McGrath 700 South Street, Pittsfield, MA 01201	Individual Markets Controller
Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Head of GIAC Annuity & New Business Operations
Mariana Slepovitch 10 Hudson Yards, New York, NY 10001	Senior Actuary, Corporate

Name and Principal Business Address:	Positions and Offices with Insurance Company
Robert Negron 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Assistant Corporate Secretary
Tyla Reynolds 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Assistant Corporate Secretary
Lisa DiMario 10 Hudson Yards, New York, NY 10001	Assistant Treasurer
Brian Hagan 10 Hudson Yards, New York, NY 10001	Anti-Money Laundering Officer
John J. Monahan 6255 Sterner’s Way, Bethlehem, PA 18017	Senior Compliance Lead, Individual Markets
Suyash Paliwal 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Regulatory Affairs
Item 29.
Persons Controlled by or under Common Control with the Insurance Company or the Registered Separate Account
The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Item 30.
Indemnification
The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.
The Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. includes the following provision:
No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Principal Underwriters
(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter for the Contract.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.
(b) The following is a list of managers and principal officers of PAS.
PARK AVENUE SECURITIES LLC
MANAGER & OFFICER ROSTER
OFFICER AND PRINCIPAL BUSINESS ADDRESS	OFFICER TITLE
Marianne Caswell 10 Hudson Yards, New York, NY 10001	Manager and President
Michael Perry 10 Hudson Yards, New York, NY 10001	Manager
Leyla Lesina 10 Hudson Yards, New York, NY 10001	Manager
Carl Desrochers 700 South Street, Pittsfield, MA 01201	Manager
Harris Oliner 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Corporate Secretary
Carly Maher 10 Hudson Yards, New York, NY 10001	Head of Wealth Management Strategy and Business Operations
Ravin Puri 10 Hudson Yards, New York, NY 10001	Corporate Development and Partnerships Lead
Joshua Hergan 10 Hudson Yards, New York, NY 10001	Assistant General Counsel
Joseph Gallo 10 Hudson Yards, New York, NY 10001	Chief Compliance Officer
Shawn McGrath 700 South Street, Pittsfield, MA 01201	Individual Markets Controller
Allen Boggs 10 Hudson Yards, New York, NY 10001	Head of Supervision and Business Risk
Damon Gruss 10 Hudson Yards, New York, NY 10001	Leader – Advisor Advocacy and Escalations
Michael Ryniker 10 Hudson Yards, New York, NY 10001	Head of Operations
Amy Estrada 10 Hudson Yards, New York, NY 10001	Manager of Operations
Brandon Bloeth 10 Hudson Yards, New York, NY 10001	Senior Manager, Wealth Management Strategic Initiatives
Robert D. Grauer 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Assistant Corporate Secretary
Tyla Reynolds 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Assistant Corporate Secretary
Kyle Hooper 10 Hudson Yards, New York, NY 10001	Senior Counsel, Assistant Corporate Secretary

OFFICER AND PRINCIPAL BUSINESS ADDRESS	OFFICER TITLE
Rose Burachio 10 Hudson Yards, New York, NY 10001	Assistant Corporate Secretary
Brian Hagan 101 Crawfords Corner Rd, Holmdel, PA 07733	Anti-Money Laundering Compliance Officer
(c) PAS, as the principal underwriter of the Contract, received, either directly or indirectly, the following commissions or other compensation from GIAC during the fiscal year ended December 31, 2025.
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Park Avenue Securities LLC	N/A	N/A	N/A	N/A
Item 32.
Location of Accounts and Records
The name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by the Registered Separate Account pursuant to section 31(a) of the 1940 Act and the rules thereunder is provided in the Registered Separate Account's most recent report on Form N-CEN.
Item 33.
Management Services
Not Applicable.
Item 34.
Fee Representation
With regard to the Variable Investment Options, GIAC represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registered Separate Account certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in New York, New York on this 1st day of May, 2026.
The Guardian Separate Account R (Registered Separate Account)
By:	/s/ *
Keith Namiot
President of The Guardian Insurance & Annuity Company, Inc.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Insurance Company)
By:	/s/ *
Keith Namiot
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title
/s/ *	President and Director
Keith Namiot	(Principal Executive Officer)
/s/ *	Head of IM Finance and Actuarial
Carl Desrochers	(Principal Financial & Accounting Officer)
/s/ *	Director
Andrew Gordon
/s/ *	Chief Actuary & Director
Jeffrey Turcotte
May 1, 2026

*By:	/s/ Patrick D. Ivkovich
Patrick D. Ivkovich
Attorney-In-Fact Pursuant to Power of Attorney
Exhibit Index
Exhibit Number	Description
(l)	Consent of PricewaterhouseCoopers LLP